(ICON)

Prudential
Jennison
Growth &
Income Fund

ANNUAL
REPORT
Sept. 30, 1998

(LOGO)

Prudential Jennison Growth & Income Fund
A Series of The Prudential Investment Portfolios, Inc.

Performance At A Glance.

After climbing steeply early in the year, the stock market corrected sharply during the summer months as investors feared a global economic slowdown and focused narrowly on the few companies thought not vulnerable to an economic slowdown. We did not own many of these favored stocks because we believed they already were expensive for their growth prospects. We also were hurt by our focus on bargain-priced basic materials and specialty chemicals stocks.
These industries tend to do well in an economic expansion, and their stocks did poorly as recessionary fears became acute.

Cumulative Total Returns1                         As of
9/30/98
                                         One           Since
                                         Year
Inception2
Class A                                 -9.40%
17.52%
Class B                                -10.01          15.93
Class C                                -10.01          15.93
Class Z                                 -9.31          18.17
Lipper Growth & Income Fund Avg.3       -1.08          ***

Average Annual Total Returns1                     As of
9/30/98
                  One           Since
                  Year        Inception2
Class A          -13.93%        5.99%
Class B          -15.01         6.13
Class C          -11.01         8.12
Class Z           -9.31         9.21

Past performance is not indicative of future results.
Principal
and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%,
2%, 1% and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares have a 1% CDSC for one year and, beginning November 2, 1998, are sold with a front-end sales charge of 1% and a CDSC for 18 months. Class Z shares are not subject to a sales charge or distribution fee.

2 Inception dates: Class A, B, C, and Z, 11/7/96.

3 Lipper average returns are for all funds in each share class for the one-year period in the Growth & Income Fund category.

***Lipper Since Inception returns are 31.65% for Class A, B,
C,
and Z based on all funds in each share class.

How Investments Compared.
  (As of 9/30/98)
     (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Bradley Goldberg, Fund Manager                   (PICTURE)

Portfolio
Manager's Report

The Prudential Jennison Growth & Income Fund invests primarily in stocks of established companies with growth prospects we believe to be underappreciated by the market. We aim at strong total investment returns by combining a focus on earnings growth with attention to the current price of a share. This discipline discourages us from paying too much for projected growth or from continuing to hold a stock when the market offers more than a fair price. There can be no assurance that the Fund will reach its investment objective.

A Hybrid Strategy.

We combine a growth strategy -- looking for long-term earnings growth at faster rates than the overall market -- and a value strategy -- looking for companies selling significantly below the average ratio of price to earnings. We want our stocks to have both greater earnings growth than the market and lower cost.

Strategy Session.
Our style is a hybrid of value and growth styles:
we look for good earnings growth for the portfolio as a whole and try to buy shares as inexpensively as we can. We're trying to build a portfolio with better-than-average earnings growth, but with a significantly lower average price/earnings ratio than the S&P 500.
In view of the deteriorating global economic picture, we have not yet altered our defensive strategy of keeping high cash balances and selling some stocks short. However, some stock prices have fallen farther than is justified by the economic uncertainty, so we will become more fully invested as we find sufficient value opportunities. As always, we are interested in investments that combine a strong potential for future earnings growth with an attractively low ratio of price to earnings. This past summer, these inexpensive stocks had a severe bear market. This hurt our return for the period, but at the lower prices, the investment value of out-of-favor companies is even better than normal.

What Went Well.Two computer companies that we bought when they were unfashionable had very strong years. IBM --the world's largest computer hardware company and second-largest software company -- finally convinced Wall Street analysts that it has a portfolio of businesses capable of stable long-term earnings growth. (Third-quarter 1998 profits were 10% above the 1997 level.) Growth investors have begun to embrace IBM, so not only have earnings grown but the multiple of earnings that investors are willing to pay also has moved up toward the market average. It still is selling at below-average price/earnings multiples, so we believe there is a way to go before the company is at fair value.

Unisys also was an excellent performer during the period.
We purchased it initially as an out-of-favor technology stock. Restructuring and new management have re-established its earnings growth (88% third-quarter growth) and the stock has been a very strong performer. We sold Unisys because we thought that it achieved its full valuation in the market.


And Not So Well.
Our preference for companies with attractive relative price/earnings ratios that are selling at low prices led us away from the stocks of well-known large-capitalization companies. However, in investors' summer flight from any uncertainty, the stocks of such companies performed well. We had a focus on financial and basic materials companies, which were inexpensively priced, but these sectors fell further out of favor. Generally, the markets exaggerated previous differences: stocks that had been inexpensive fell in price while expensive stocks became more so. This was a very hostile environment for our investment style.

Hilton Hotels was among our poorest performing stocks. We think its hotel franchise is strong but investor concern about its gaming operations is causing severe undervaluation. These businesses will become separate companies shortly. Hilton's stock bounced up sharply in October.

Case Corporation is a premier farm equipment manufacturer. Its stock fell because the decline of global grain prices hurt farm equipment sales. We believe its long-term prospects are severely undervalued. We also had a large loss in Polaroid, where we expected its new management's cost reduction and revenue growth program to increase earnings. We believe that Polaroid's new products and lower costs will enable exceptional profit growth when the Asian economies recover.

Looking Ahead.
We continue to
buy stocks with a favorable balance of risk and reward over the intermediate term. Since market valuations have become depressed except for the large-company stocks, we have found inexpensive stocks with excellent earning prospects, particularly when we look forward to the resumption of global economic growth.
Patience
may be rewarded well.

Five Largest
Holdings.
3.7%   Raytheon Company
       Aerospace/Defense
3.0%   CIGNA Corp.
       Insurance
2.7%   The Limited, Inc.
       Retail
2.4%   Lockheed Martin Corp.
       Aerospace/Defense
2.3%   Eastman Kodak Corp.
       Photography/Image
       Technology

Expressed as a percentage of net assets as of 9/30/98.

A Talk With Brad Goldberg.
Brad Goldberg talks about the past year's performance.

Q. When our reporting period began, you thought stocks were overpriced. Did you have a special strategy to deal with that?

A. We took a few steps, such as increasing our cash holdings and establishing some positions short (selling borrowed stocks with the expectation of buying them back more cheaply). However, cheaper stocks have historically tended to not fall as far in a downturn as expensive stocks. We thought our everyday value-oriented investment style was itself defensive. We expected market leadership to continue to broaden as it began to do in the summer of 1997.

Q. What do you mean by "broadening market leadership"?

A. We recognized that investors were favoring certain familiar stocks disproportionately to their earning prospects. These market leaders were selling at ratios of stock prices to earnings that were higher than the rest of the market. We expected the most expensive stocks to slow down or to decline more than the cheaper stocks. Historically, pricing discrepancies usually do close as investors look for better value for their dollar. A broader range of stocks would be expected to do well.

Q. That isn't what happened, is it?

A. No, it is unusual for already wide value differences to grow wider, but that is what happened. Investors were watching the recession develop in Asia and then were jolted by a default on
Russian bonds. Instead of the leadership broadening, it narrowed as investors favored visibly stable earnings over value.
Equity
investors focused on stocks of a very small number of very large companies. These stock prices climbed to very high multiples of their annual earnings. Most other stocks dropped in price.

Q. Do you think investors were overlooking the long-term benefits of your portfolio?

A. We believe we have identified a group of companies whose earnings will improve much more than average over the next few years. Some of them -- aluminum, steel, and paper companies, for example -- were adversely affected when the Asian
economic
crisis pushed down demand, but investors appeared to have
feared
a global recession. These cyclical stocks are now very
inexpensive.
We think the market has overlooked their potential for an
earnings
rebound. We believe we are in the trough of concern about
the
global economy. Their stock prices should rise in response
to
continued U.S. economic growth. We may see an upswing in
1999
that could last for several years.

Q. Are we back where we were a year ago?

A. No. For one thing, the gap between the market leading stocks and the rest of the market is wider than it was at the start of the year. There are some real bargains to be bought. On September
30, our stocks had a price/earnings ratio of 13 times estimated
1999 earnings, while the S&P 500 average was 24 times. For another, the economic situation in Asia is showing signs of stabilizing.
Although growth hasn't resumed, I think investors aren't as likely to panic. Nonetheless, uncertainty is high and it may take a while for the values in our portfolio to be recognized.

                                      (PICTURE)

President's Letter                                  November
9, 1998
(PICTURE)

Guarding Against Uncertainty.

Dear Shareholder:

As we enter the final months of the year, the news from the financial markets is decidedly mixed. After setting record highs earlier, stocks, as measured by the Dow Jones
Industrial
Average, experienced a series of steep sell-offs in late summer.
The market rebounded in early fall, helped by two interest rate cuts by the Federal Reserve.

During this uncertainty there was also good news to report. Bonds appreciated as investors fled troubled Asian and other emerging markets for the safe haven of U.S. debt securities
--
especially Treasuries. The U.S. economy remains strong, with steady growth and low inflation.

Guarding against uncertainty in the current market environment can be challenging. That's why it is important to manage your expectations and diversify your portfolio.

Keep A Good Perspective.

Experienced mutual fund investors understand that financial markets will always rise and fall -- that's what markets do. Although past performance may not be indicative of future results, stocks and bonds have, over time, consistently produced
attractive
returns that have kept ahead of inflation. In fact,
investors who
remained focused on the long term and did not sell during
the
recent market volatility were rewarded. Stock prices, as
measured
by the Standard & Poor's 500 Index, have rebounded nearly
25%
since their August Lows -- setting a new record high on November 23, 1998.

Diversify. Diversify. Diversify.
Because asset classes seldom move in lockstep, owning a mix of stock, bond, and money market mutual funds can help lessen the effects of a market downturn over time. In fact, a well-diversified portfolio may retain or perhaps even gain in value during times of uncertainty.

We're Here To Help.

How diversified is your portfolio? Your Prudential professional will be glad to review your current allocations. He or she will recommend adjustments based upon your goals, market conditions, risk tolerance, and potential investment opportunities.

Thank you for your confidence in Prudential mutual funds.
We'll
continue to do our part in keeping you informed.

Sincerely,

Brian M. Storms
President

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Portfolio of Investments as of       PRUDENTIAL JENNISON
GROWTH &
September 30, 1998                   INCOME FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--85.2%
COMMON STOCKS--84.1%
------------------------------------------------------------
Aerospace/Defense--6.1%
   30,000    Lockheed Martin Corp.                 $
3,024,375
   90,140    Raytheon Co.
4,670,379
                                                   ---------
---

7,694,754
------------------------------------------------------------
Airlines--1.5%
   18,800    Delta Airlines, Inc.
1,828,300
------------------------------------------------------------
Aluminum--3.7%
   35,200    Aluminum Co. of America
2,499,200
   42,800    Reynolds Metals Co.
2,174,775
                                                   ---------
---

4,673,975
------------------------------------------------------------
Banking--7.0%
   52,500    Chase Manhattan Corp.
2,270,625
   32,800    Fleet Financial Group, Inc.
2,408,750
  143,100    Hibernia Corp., Class A
2,066,006
   24,100    J.P. Morgan & Co., Inc.
2,039,463
                                                   ---------
---

8,784,844
------------------------------------------------------------
Biotechnology--1.2%
   42,600    Agouron Pharmaceuticals, Inc.(a)
1,467,037
------------------------------------------------------------
Business Services--4.3%
   24,900    Hertz Corp.
1,030,237
   54,600    Ogden Corp.
1,552,688
  112,000    Ryder System, Inc.
2,786,000
                                                   ---------
---

5,368,925
------------------------------------------------------------
Computer Systems/Peripherals--5.5%
   53,157    Compaq Computer Corp.
1,681,090
   28,200    Hewlett-Packard Co.
1,492,838
   16,900    International Business Machines
                Corp.
2,163,200
   29,125    Symbol Technologies, Inc.(a)
1,494,477
                                                   ---------
---

6,831,605
EDP/Software Services--0.8%
  153,700    Intergraph Corp.(a)                   $
999,050
------------------------------------------------------------
Foods--1.8%
   63,100    Dole Food Co., Inc.
2,279,487
------------------------------------------------------------
Hotels--2.7%
  136,600    Hilton Hotels Corp.
2,330,737
   40,300    Promus Hotel Corp.(a)
1,110,769
                                                   ---------
---

3,441,506
------------------------------------------------------------
Household & Personal Care Products--1.1%
   64,400    The Dial Corp.
1,328,250
------------------------------------------------------------
Industrial Technology/Instruments--1.7%
   83,600    Millipore Corp.
1,593,625
   17,100    Varian Associates, Inc.
602,775
                                                   ---------
---

2,196,400
------------------------------------------------------------
Insurance--4.0%
   55,800    CIGNA Corp.
3,689,775
   27,500    NAC Re Corp.
1,354,375
                                                   ---------
---

5,044,150
------------------------------------------------------------
Machinery & Equipment--0.6%
   36,100    Case Corp.
785,175
------------------------------------------------------------
Motor Vehicles & Equipment--2.2%
   49,200    General Motors Corp., Class H
2,690,625
------------------------------------------------------------
Media--2.3%
   84,200    CBS Corp.
2,041,850
   19,131    Chris-Craft Industries, Inc.(a)
845,351
                                                   ---------
---

2,887,201

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Portfolio of Investments as of       PRUDENTIAL JENNISON
GROWTH &
September 30, 1998                   INCOME FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Oil Services--0.8%
   35,900    McDermott International, Inc.         $
967,056
------------------------------------------------------------
Paper & Forest Products--5.1%
   84,000    Boise Cascade Corp.(a)
2,126,250
   38,800    Champion International Corp.
1,214,925
  117,000    Stone Container Corp.(a)
1,009,125
   41,200    Temple-Inland, Inc.
1,972,450
                                                   ---------
---

6,322,750
------------------------------------------------------------
Petroleum--4.1%
   40,400    Anadarko Petroleum Corp.
1,588,225
   37,000    Burlington Resources, Inc.
1,382,875
   59,500    Unocal Corp.
2,156,875
                                                   ---------
---

5,127,975
------------------------------------------------------------
Pharmaceuticals--0.8%
   42,700    Vertex Pharmaceuticals, Inc.(a)
982,100
------------------------------------------------------------
Photography/Image Technology--3.7%
   38,000    Eastman Kodak Co.
2,937,875
   70,000    Polaroid Corp.
1,719,375
                                                   ---------
---

4,657,250
------------------------------------------------------------
Publishing--6.6%
   38,600    American Greetings Corp., Class A
1,527,113
   18,900    McGraw-Hill Companies, Inc.
1,497,825
   99,900    New York Times Co., Class A
2,747,250
   49,300    Tribune Co.
2,480,406
                                                   ---------
---

8,252,594
------------------------------------------------------------
Real Estate Investment Trusts--1.1%
   77,971    Meditrust Cos.-Paired Stock
1,330,380
Retail--6.5%
   64,500    AutoZone, Inc.(a)                     $
1,588,312
  117,100    Boise Cascade Office Products
                Corp.(a)
1,068,538
   46,100    Sears, Roebuck & Co.
2,037,044
  155,000    The Limited, Inc.
3,400,312
                                                   ---------
---

8,094,206
------------------------------------------------------------
Savings & Loan--1.0%
   36,050    Washington Mutual, Inc.
1,216,688
------------------------------------------------------------
Semiconductors--0.7%
   91,700    National Semiconductor Corp.(a)
888,344
------------------------------------------------------------
Specialty Chemicals--1.8%
   90,500    Dexter Corp.
2,217,250
------------------------------------------------------------
Steel & Metals--1.6%
   83,600    USX-U.S. Steel Group, Inc.
1,995,950
------------------------------------------------------------
Telecommunications--1.8%
   13,200    MCI WorldCom, Inc.(a)
645,150
   25,700    Qwest Communications International,
                Inc.(a)
804,731
   21,100    Tellabs, Inc.(a)
840,044
                                                   ---------
---

2,289,925
------------------------------------------------------------
Transportation--2.0%
   34,400    FDX Corp.(a)
1,552,300
   43,500    Knightsbridge Tankers Ltd.
935,250
                                                   ---------
---

2,487,550
                                                   ---------
---
             Total common stocks
                (cost $111,458,405)
105,131,302
                                                   ---------
---

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Portfolio of Investments as of       PRUDENTIAL JENNISON
GROWTH &
September 30, 1998                   INCOME FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
PREFERRED STOCKS--1.1%
------------------------------------------------------------
Steel and Metal--1.1%
   33,300    USX-U.S. Steel Group, Inc.
                Conv., 6.75%
                (cost $1,593,525)                  $
1,444,387
                                                   ---------
---
             Total long-term investments
                (cost $113,051,930)
106,575,689
                                                   ---------
---
SHORT-TERM INVESTMENTS--14.7%
------------------------------------------------------------

Moody's       Principal
Rating        Amount
(Unaudited)   (000)
COMMERCIAL PAPER--4.3%
P-1           $   5,378    Ford Motor Credit Corp.
                             5.37%, 10/1/98
                             (cost $5,378,000)
5,378,000
                                                      ------
-------
U.S. GOVERNMENT SECURITIES--10.4%
                           United States Treasury
                             Bills
                  3,000(b) 4.90%, 10/8/98
2,997,200
                 10,000(b) 4.97%, 10/8/98
9,990,336
                                                      ------
-------
                           Total U.S. government
                             securities
                             (cost $12,987,536)
12,987,536
                                                      ------
-------
                           Total short-term
                             investments
                             (cost $18,365,536)
18,365,536
                                                      ------
-------
                           Total investments before
                             short sales--99.9%
                           (cost $131,417,466; Note 4)
124,941,225
                                                      ------
-------
COMMON STOCKS SOLD SHORT(a)--(9.7%)

Shares
------------------------------------------------------------
Beverages--(0.9%)
 (19,500)    Coca-Cola Co.
(1,123,687)
------------------------------------------------------------
Foods--(1.1%)
 (26,000)    Campbell Soup Co.
(1,304,875)
Household & Personal Care Products--(1.1%)
 (19,700)    Procter & Gamble Co.                  $
(1,397,469)
------------------------------------------------------------
Industrial Technology/Instruments--(1.4%)
 (28,500)    Emerson Electric Co.
(1,774,125)
------------------------------------------------------------
Media--(1.0%)
 (48,500)    The Walt Disney Co.
(1,227,656)
------------------------------------------------------------
Petrolium International--(1.9%)
 (12,200)    Chevron Corp.
(1,025,562)
 (19,300)    Exxon Corp.
(1,354,619)
                                                   ---------
---

(2,380,181)
------------------------------------------------------------
Medical Products--(0.7%)
 (17,900)    Boston Scientific Corp.(a)
(919,613)
------------------------------------------------------------
Retail--(0.4%)
 (13,000)    Best Buy Co., Inc.(a)
(539,500)
------------------------------------------------------------
Specialty Chemicals--(1.2%)
 (17,300)    The Dow Chemical Co.
(1,478,069)
                                                   ---------
---
             Total common stocks sold short
                (proceeds at cost $13,809,611)
(12,145,175)
                                                   ---------
---
             Total investments, net of short
                sales--90.2%
112,796,050
             Other assets in excess of
                other liabilities--9.8%
12,253,831
                                                   ---------
---
             Net Assets--100%
$125,049,881
                                                   ---------
---
                                                   ---------
---

---------------
(a) Non-income producing securities.
(b) $12,493,000 of principal amount pledged as collateral
for short sales.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
                                     PRUDENTIAL JENNISON
GROWTH &
Statement of Assets and Liabilities  INCOME FUND
------------------------------------------------------------
-------------------

Assets
September 30, 1998
Investments, at value (cost
$131,417,466)...............................................
 ................         $124,941,225
Cash........................................................
 ............................................
23,968
Receivable for securities sold
short.......................................................
 .............           13,809,611
Receivable for investments
sold........................................................
 .................            1,529,202
Receivable for Series shares
sold........................................................
 ...............              270,704
Dividends and interest
receivable..................................................
 .....................              202,889
Other
assets......................................................
 ......................................                1,672

------------------
   Total
assets......................................................
 ...................................          140,779,271

------------------
Liabilities
Investments sold short, at value (proceeds
$13,809,611)................................................
 .           12,145,175
Payable for investments
purchased...................................................
 ....................            1,542,928
Due to broker for securities sold
short.......................................................
 ..........            1,502,069
Payable for Series shares
reacquired..................................................
 ..................              292,816
Accrued
expenses....................................................
 ....................................              102,412
Distribution fee
payable.....................................................
 ...........................               82,165
Management fee
payable.....................................................
 .............................               61,825

------------------
   Total
liabilities.................................................
 ...................................           15,729,390

------------------
Net
Assets......................................................
 ........................................
$125,049,881

------------------

------------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ........................         $     11,404
   Paid-in capital in excess of
par.........................................................
 ............          120,646,123

------------------

120,657,527
   Undistributed net investment
income......................................................
 ............              290,719
   Accumulated net realized gain on
investments.................................................
 ........            8,913,440
   Net unrealized depreciation on
investments.................................................
 ..........           (4,811,805)

------------------
Net assets, September 30,
1998........................................................
 ..................         $125,049,881

------------------

------------------
Class A:
   Net asset value and redemption price per share
      ($31,339,258 / 2,853,160 shares of common stock issued
and outstanding)...........................
$10.98
   Maximum sales charge (5.0% of offering
price)......................................................
 ..                  .58

------------------
   Maximum offering price to
public......................................................
 ...............               $11.56

------------------

------------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($84,751,017 / 7,733,804 shares of common stock issued
and outstanding)...........................
$10.96

------------------

------------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($7,123,821 / 650,074 shares of common stock issued
and outstanding)..............................
$10.96

------------------

------------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($1,835,785 / 166,828 shares of common stock issued
and outstanding)..............................
$11.00

------------------

------------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
PRUDENTIAL JENNISON GROWTH &
INCOME FUND
Statement of Operations
------------------------------------------------------------

                                                Year Ended
Net Investment Income                       September 30,
1998
Income
   Dividends (net of foreign withholding
      taxes of $9,971)...................      $  2,158,603
   Interest..............................         1,314,600
                                            ----------------
--
      Total income.......................         3,473,203
                                            ----------------
--
Expenses
   Distribution fee--Class A.............            87,862
   Distribution fee--Class B.............           934,652
   Distribution fee--Class C.............            77,340
   Management fee........................           826,308
   Transfer agent's fees and expenses....           192,000
   Custodian's fees and expenses.........           112,000
   Registration fees.....................           100,000
   Reports to shareholders...............            89,000
   Dividends on securities sold short....            71,634
   Legal fees and expenses...............            38,000
   Audit fees and expenses...............            20,000
   Directors' fees.......................             8,000
   Miscellaneous.........................             7,479
                                            ----------------
--
      Total expenses.....................         2,564,275
                                            ----------------
--
Net investment income....................           908,928
                                            ----------------
--
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain (loss) on:
   Investment transactions...............        11,470,012
   Financial futures transactions........           101,894
   Short sales...........................          (794,668)
                                            ----------------
--
                                                 10,777,238
                                            ----------------
--
Net change in unrealized
   appreciation/depreciation on:
   Investments...........................       (27,554,564)
   Short sales...........................         1,706,026
                                            ----------------
--
                                                (25,848,538)
                                            ----------------
--
Net loss on investments..................       (15,071,300)
                                            ----------------
--
Net Decrease in Net Assets Resulting from
Operations...............................      $(14,162,372)
                                            ----------------
--
                                            ----------------
--

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
PRUDENTIAL JENNISON GROWTH &
INCOME FUND Statement of Changes in Net Assets
------------------------------------------------------------

                                Year Ended      November 7,
1996(a)
Increase (Decrease)            September 30,
Through
in Net Assets                      1998          September
30, 1997
Operations
   Net investment income.....  $     908,928        $
311,051
   Net realized gain on
      investment
      transactions...........     10,777,238
4,530,772
   Net change in unrealized
    appreciation/depreciation
      of investments.........    (25,848,538)
21,036,733
                               -------------    ------------
--------
   Net increase (decrease) in
      net assets resulting
      from operations........    (14,162,372)
25,878,556
                               -------------    ------------
--------
Dividends and distributions
   (Note 1):
   Dividends from net
      investment income
      Class A................       (350,759)
(173,413)
      Class B................       (267,306)
(87,383)
      Class C................        (22,287)
(9,043)
      Class Z................        (17,381)
(1,688)
                               -------------    ------------
--------
                                    (657,733)
(271,527)
                               -------------    ------------
--------
   Distributions from net
      realized gains
      Class A................     (1,652,658)
--
      Class B................     (4,349,846)
--
      Class C................       (352,855)
--
      Class Z................        (39,211)
--
                               -------------    ------------
--------
                                  (6,394,570)
--
                               -------------    ------------
--------
Series share transactions
   (net of share conversions)
   (Note 5)
   Net proceeds from shares
      sold...................     49,851,743
125,652,781
   Net asset value of shares
      issued in reinvestment
      of dividends and
      distributions..........      6,672,687
248,524
   Cost of shares
      reacquired.............    (40,383,538)
(21,384,670)
                               -------------    ------------
--------
   Net increase in net assets
      from Series share
      transactions...........     16,140,892
104,516,635
                               -------------    ------------
--------
Total increase (decrease)....     (5,073,783)
130,123,664
Net Assets
Beginning of period..........    130,123,664
--
                               -------------    ------------
--------
End of period(b).............  $ 125,049,881
$130,123,664
                               -------------    ------------
--------
                               -------------    ------------
--------
---------------
(a) Commencement of investment operations.
(b) Includes undistributed
    net investment income of.. $     290,719        $
39,524
                               -------------    ------------
--------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
                                     PRUDENTIAL JENNISON
GROWTH &
Notes to Financial Statements        INCOME FUND
------------------------------------------------------------
--------------------
Prudential Jennison Growth & Income Fund (the 'Series') is a
separately managed
series of The Prudential Investment Portfolios, Inc.,
formerly Prudential
Jennison Series Fund, Inc. (the 'Fund'). The Fund was
incorporated in Maryland
on August 10, 1995 and is registered under the Investment
Company Act of 1940 as
a diversified, open-end, management investment company.
Investment operations of
the Series commenced on November 7, 1996.
The Series' investment objective is to achieve long-term
growth of capital and
income, with current income as a secondary objective. The
Series seeks to
achieve its objectives by investing primarily in common
stocks of established
companies with growth prospects believed to be
underappreciated by the market.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Series in the preparation of its financial statements. Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last
sales price on such
exchange or system on the day of valuation, or, if there was no sale on such
day, at the mean between the last bid and asked prices on
such day or at the bid
price on such day in the absence of an asked price.
Securities that are actively
traded in the over-the-counter market, including listed
securities for which the
primary market is believed by the Manager, in consultation
with the subadvisor,
to be over-the-counter, are valued by an independent pricing agent of principal
market maker. Convertible debt securities that are actively
traded in the
over-the-counter market, including listed securities for
which the primary
market is believed by the Manager and the Subadvisor to be
over-the-counter, are
valued at the mean between the last reported bid and asked
prices provided by a
principal market maker. Options on securities and indices
traded on an exchange
are valued at the mean between the most recently quoted bid
and asked prices on
such exchange. Futures contracts and options thereon traded
on a commodities
exchange or board of trade are valued at the last sales
price at the close of
trading on such exchange or board of trade or, if there was
no sale on the
applicable commodities exchange or board of trade on such
day, at the mean
between the most recently quoted bid and asked prices on
such exchange or board
of trade. Securities for which market quotations are not
readily available,
other than private placements, are valued at a price
supplied by an independent
pricing agent, which is, in the opinion of such pricing
agent, representative of
the market value of such securities as of the time of
determination of net asset
value, or using a methodology developed by an independent
pricing agent, which
is, in the judgment of the Manager and the Subadviser, able
to produce prices
which are representative of market value.
Short-term securities which mature in more than 60 days, for which market
quotations are readily available, are valued at current
market quotations as
provided by an independent pricing agent or principal market maker. Short-term
securities which mature in 60 days or less are valued at
cost with interest
accrued or discount amortized to the date of maturity,
unless the Board of
Directors determines that such valuation does not represent
fair value.
All securities are valued as of 4:15 p.m., New York time. Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains or losses on
sales of securities are
calculated on the identified cost basis. Dividend income is
recorded on the
ex-dividend date; interest income is recorded on the accrual basis and is net of
discount accretion and premium amortization. Expenses are
recorded on the
accrual basis which may require the use of certain estimates by management.
Net investment income, other than distribution fees, and
realized and unrealized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Financial Futures Contracts: A financial futures contract is an agreement to
purchase (long) or sell (short) an agreed amount of
securities or commodities at
a set price for delivery on a future date. Upon entering
into a financial
futures contract, the Series is required to pledge to the
broker an amount of
cash and/or other assets equal to a certain percentage of
the contract amount.
This amount is known as the 'initial margin.' Subsequent
payments, known as
'variation margin,' are made or received by the Series each
day, depending on
the daily fluctuations in the value of the underlying
security or commodity.
Such variation margin is recorded for financial statement
purposes on a daily
basis as unrealized gain or loss. When the contract expires
or is closed, the
gain or loss is realized and is presented in the statement
of operations as net
realized gain (loss) on financial futures contracts.
The Series invests in financial futures contracts in order
to hedge its existing
portfolio securities, or securities the Series intends to
purchase, against
fluctuations in value caused by changes in market conditions or prevailing
interest rates. Should interest rates move unexpectedly, the
Series may not
achieve the anticipated benefits of the financial futures
contracts and may
realize a loss. The use of futures transactions involves
------------------------------------------------------------
--------------------
                                       9

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
                                     PRUDENTIAL JENNISON
GROWTH &
Notes to Financial Statements        INCOME FUND
------------------------------------------------------------
--------------------
the risk of imperfect correlation in movements in the price
of futures
contracts, interest rates and the underlying hedged assets. Short Sales: The Series may sell a security it does not own in anticipation of a decline in the market value of that security (short sale).
When the Series makes
a short sale, it must borrow the security sold short and
deliver it to the
broker-dealer through which it made the short sale. The
proceeds received from
the short sale are maintained as collateral for its
obligation to deliver the
security upon conclusion of the sale. In addition, the
Series may have to make
additional subsequent deposits with the broker equal to the
change in the market
value of the security sold short. The Series may have to pay a fee to borrow the
particular security and may be obligated to remit any
payments received on such
borrowed securities. A gain, limited to the price at which
the Series sold the
security short, or a loss, unlimited in magnitude, will be
recognized upon the
termination of a short sale if the market price at
termination is less than or
greater than, respectively, the proceeds originally
received.
Dividends and Distributions: The Series expects to pay
dividends of net
investment income, if any, semi-annually and to make
distributions of any net
capital gains at least annually. Dividends and distributions are recorded on the
ex-dividend date. Income distributions and capital gain
distributions are
determined in accordance with income tax regulations which
may differ from
generally accepted accounting principles.
Taxes: It is the Series' policy to continue to meet the
requirements of the
Internal Revenue Code applicable to regulated investment
companies and to
distribute all of its taxable net income to its
shareholders. Therefore, no
federal income tax provision is required.
Withholding taxes on foreign dividends have been provided
for in accordance with
the Series' understanding of the applicable country's tax
rules and rates.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to a subadvisory agreement between
PIFM and Jennison
Associates LLC ('Jennison'), Jennison furnishes investment
advisory services in
connection with the management of the Fund. Under the
subadvisory agreement,
Jennison, subject to the supervision of PIFM, is responsible for managing the
assets of the Series in accordance with its investment
objectives and policies.
The management fee paid PIFM is computed daily and payable
monthly, at an annual
rate of .60 of 1% of the average daily net assets of the
Series. PIFM pays
Jennison a subadvisory fee at an annual rate of .30 of 1% of the average daily
net assets of the Series up to and including $300 million
and .25 of 1% of such
assets in excess of $300 million. PIFM also pays the cost of compensation of
officers and employees of the Fund, occupancy and certain
clerical and
bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The Fund had a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acted as the distributor of the Class A,
Class B, Class C and
Class Z shares of the Fund through May 31, 1998. Prudential
Investment
Management Services LLC ('PIMS') became the distributor of
the Fund effective
June 1, 1998 and is serving the Fund under the same terms
and conditions as
under the arrangement with PSI. The Fund compensated PSI and
PIMS for
distributing and servicing the Fund's Class A, Class B and
Class C shares,
pursuant to plans of distribution (the 'Class A, B and C
Plans'), regardless of
expenses actually incurred by them. The distribution fees
are accrued daily and
payable monthly. No distribution or service fees are paid to
PSI or PIMS as
distributor of the Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the Series
compensated PSI and PIMS for
distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B and C
shares, respectively.
Such expenses under the Plans were .25 of 1%, 1% and 1% of
average daily net
assets of the Class A, B and C shares, respectively, for the year ended
September 30, 1998.
PSI and PIMS have advised the Series that they received
approximately $159,300
in front-end sales charges resulting from sales of Class A
shares during the
year ended September 30, 1998. From these fees, PSI and PIMS paid such sales
charges to affiliated broker-dealers, which in turn paid
commissions to
salespersons and incurred other distribution costs.
PSI and PIMS have advised the Series that for the year ended
September 30, 1998,
they received approximately $260,800 and $2,000 in
contingent deferred sales
charges imposed upon certain redemptions by Class B and C
shareholders,
respectively.
PIFM, PIMS, Jennison and PSI are wholly owned subsidiaries
of The Prudential
Insurance Company of America.
The Fund, along with other affiliated registered investment
companies (the
'Funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative
------------------------------------------------------------
--------------------
                                       10

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
                                     PRUDENTIAL JENNISON
GROWTH &
Notes to Financial Statements        INCOME FUND
------------------------------------------------------------
--------------------
source of funding for capital share redemptions. The Series
has not borrowed any
amounts pursuant to the Agreement during the year ended
September 30, 1998. The
Funds pay a commitment fee at an annual rate of .055 of 1%
on the unused portion
of the credit facility. The commitment fee is accrued and
paid quarterly on a
pro rata basis by the Funds. The Agreement expired on
December 30, 1997 and has
been extended through December 29, 1998 under the same
terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the year ended
September 30, 1998,
the Series incurred fees of approximately $160,900 for the
services of PMFS. As
of September 30, 1998, approximately $15,000 of such fees
were due to PMFS.
Transfer agent fees and expenses in the Statement of
Operations include certain
out-of-pocket expenses paid to nonaffiliates.
For the year ended September 30, 1998, PSI earned
approximately $200 in
brokerage commissions from portfolio transactions executed
on behalf of the
Series.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than
short-term investments,
for the year ended September 30, 1998 were $118,595,718 and
$110,701,303,
respectively.
The cost basis of the investments for federal income tax
purposes at September
30, 1998 was $132,607,134 and, accordingly, net unrealized
depreciation of
investments for federal income tax purposes was $7,665,909
(gross unrealized
appreciation-$6,425,720; gross unrealized depreciation--
$14,091,629).
------------------------------------------------------------
Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Prior to November 2,
1998, Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Effective November 2, 1998, Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
There are 3 billion shares of $.001 par value common stock authorized which are divided into three series, each of which offers four classes, designated Class
A, Class B, Class C and Class Z, each of which consists of 250 million authorized shares.
Transactions in shares of common stock were as follows:

Class A                                   Shares
Amount
--------------------------------------  ----------   -------
----
Year ended September 30, 1998:
Shares sold...........................   1,121,704
$13,786,056
Shares issued in reinvestment of
  dividends and distributions.........     162,663
1,913,429
Shares reacquired.....................  (1,213,010)
(14,774,385)
                                        ----------   -------
----
Net increase in shares outstanding
  before conversion...................      71,357
925,100
Shares issued upon conversion from
  Class B.............................      77,566
935,576
                                        ----------   -------
----
Net increase in shares outstanding....     148,923   $
1,860,676
                                        ----------   -------
----
                                        ----------   -------
----
November 7, 1996* through
  September 30, 1997:
Shares sold...........................   3,742,825
$39,152,598
Shares issued in reinvestment of
  dividends...........................      14,160
157,166
Shares reacquired.....................  (1,113,963)
(12,460,182)
                                        ----------   -------
----
Net increase in shares outstanding
  before conversion...................   2,643,022
26,849,582
Shares issued upon conversion from
  Class B.............................      61,215
732,819
                                        ----------   -------
----
Net increase in shares outstanding....   2,704,237
$27,582,401
                                        ----------   -------
----
                                        ----------   -------
----
Class B
--------------------------------------
Year ended September 30, 1998:
Shares sold...........................   2,383,930
$29,462,184
Shares issued in reinvestment of
  dividends and distributions.........     369,244
4,332,243
Shares reacquired.....................  (1,750,224)
(21,297,211)
                                        ----------   -------
----
Net increase in shares outstanding
  before conversion...................   1,002,950
12,497,216
Shares reacquired upon conversion from
  Class A.............................     (77,755)
(935,576)
                                        ----------   -------
----
Net increase in shares outstanding....     925,195
$11,561,640
                                        ----------   -------
----
                                        ----------   -------
----

------------------------------------------------------------
--------------------
                                       11

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
                                     PRUDENTIAL JENNISON
GROWTH &
Notes to Financial Statements        INCOME FUND
------------------------------------------------------------
--------------------

Class B                                   Shares
Amount
--------------------------------------  ----------   -------
----
November 7, 1996* through
  September 30, 1997:
Shares sold...........................   7,590,360
$79,524,546
Shares issued in reinvestment of
  dividends...........................       7,661
80,973
Shares reacquired.....................    (728,030)
(8,137,956)
                                        ----------   -------
----
Net increase in shares outstanding
  before conversion...................   6,869,991
71,467,563
Shares reacquired upon conversion into
  Class A.............................     (61,382)
(732,819)
                                        ----------   -------
----
Net increase in shares outstanding....   6,808,609
$70,734,744
                                        ----------   -------
----
                                        ----------   -------
----
Class C
--------------------------------------
Year ended September 30, 1998:
Shares sold...........................     217,879   $
2,701,940
Shares issued in reinvestment of
  dividends and distributions.........      31,625
371,055
Shares reacquired.....................    (152,419)
(1,873,645)
                                        ----------   -------
----
Net increase in shares outstanding....      97,085   $
1,199,350
                                        ----------   -------
----
                                        ----------   -------
----
November 7, 1996* through
  September 30, 1997:
Shares sold...........................     608,639   $
6,265,784
Shares issued in reinvestment of
  dividends...........................         827
8,698
Shares reacquired.....................     (56,477)
(614,072)
                                        ----------   -------
----
Net increase in shares outstanding....     552,989   $
5,660,410
                                        ----------   -------
----
                                        ----------   -------
----
Class Z
--------------------------------------
Year ended September 30, 1998:
Shares sold...........................     309,216   $
3,901,563
Shares issued in reinvestment of
  dividends
  and distributions...................       4,713
55,960
Shares reacquired.....................    (194,189)
(2,438,297)
                                        ----------   -------
----
Net increase in shares outstanding....     119,740   $
1,519,226
                                        ----------   -------
----
                                        ----------   -------
----
November 7, 1996* through
  September 30, 1997:
Shares sold...........................      62,839   $
709,853
Shares issued in reinvestment of
  dividends...........................         146
1,687
Shares reacquired.....................     (15,897)
(172,460)
                                        ----------   -------
----
Net increase in shares outstanding....      47,088   $
539,080
                                        ----------   -------
----
                                        ----------   -------
----
---------------
  * Commencement of investment operations.

------------------------------------------------------------
--------------------
                                       12

                                   THE PRUDENTIAL INVESTMENT
PORTFOLIOS, INC.
                                   PRUDENTIAL JENNISON
GROWTH &
Financial Highlights               INCOME FUND
------------------------------------------------------------
--------------------

Class A

--------------------------------------

November 7, 1996(a)

Year Ended             Through

September 30,        September 30,

1998                  1997

-------------     --------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
period......................................      $ 12.89
$  10.00

------                ------
Income from investment operations
Net investment
income.....................................................
 .15                   .09
Net realized and unrealized gain (loss) on investment
transactions........        (1.32)                 2.87

------                ------
   Total from investment
operations.......................................
(1.17)                 2.96

------                ------
Less distributions
Dividends from net investment
income......................................         (.12)
(.07)
Distributions from net realized
gains.....................................         (.62)
--

------                ------
   Total
distributions...............................................
 .....         (.74)                 (.07)

------                ------
Net asset value, end of
period............................................      $
10.98              $  12.89

------                ------

------                ------
TOTAL
RETURN(c)...................................................
 ........        (9.40)%               29.72%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(000)...........................................
$31,339              $ 34,846
Average net assets
(000)..................................................
$35,145              $ 27,008
Ratios to average net assets:
   Expenses, including distribution
fees..................................         1.31%
1.58%(b)
   Expenses, excluding distribution
fees..................................         1.06%
1.33%(b)
   Net investment
income..................................................
1.20%                  .90%(b)
Portfolio turnover
rate...................................................
99%                   55%

Class B

-------------------------------------


November 7, 1996(a)

Year Ended             Through

September 30,        September 30,

1998                 1997

-------------     -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
period......................................     $ 12.86
$ 10.00

------               ------
Income from investment operations
Net investment
income.....................................................
 .06                  .02
Net realized and unrealized gain (loss) on investment
transactions........       (1.31)                2.86

------               ------
   Total from investment
operations.......................................
(1.25)                2.88

------               ------
Less distributions
Dividends from net investment
income......................................        (.03)
(.02)
Distributions from net realized
gains.....................................        (.62)
--

------               ------
   Total
distributions...............................................
 .....        (.65)                (.02)

------               ------
Net asset value, end of
period............................................     $
10.96              $ 12.86

------               ------

------               ------
TOTAL
RETURN(c)...................................................
 ........      (10.01)%              28.83%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(000)...........................................     $84,751
$87,558
Average net assets
(000)..................................................
$93,465              $62,575
Ratios to average net assets:
   Expenses, including distribution
fees..................................        2.06%
2.33%(b)
   Expenses, excluding distribution
fees..................................        1.06%
1.33%(b)
   Net investment
income..................................................
 .46%                 .15%(b)
Portfolio turnover
rate...................................................
99%                  55%

---------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

                                    THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
                                    PRUDENTIAL JENNISON
GROWTH &
Financial Highlights                INCOME FUND
------------------------------------------------------------
--------------------

Class C

--------------------------------------

November 7, 1996(a)

Year Ended             Through

September 30,        September 30,

1998                  1997

-------------     --------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
period......................................      $ 12.86
$10.00

-----                -----
Income from investment operations
Net investment
income.....................................................
 .06                  .02
Net realized and unrealized gain (loss) on investment
transactions........        (1.31)                2.86

-----                -----
   Total from investment
operations.......................................
(1.25)                2.88

-----                -----
Less distributions
Dividends from net investment
income......................................         (.03)
(.02)
Distributions from net realized
gains.....................................         (.62)
--

-----                -----
   Total
distributions...............................................
 .....         (.65)                (.02)

-----                -----
Net asset value, end of
period............................................      $
10.96               $12.86

-----                -----

-----                -----
TOTAL
RETURN(c)...................................................
 ........       (10.01)%              28.83%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(000)...........................................      $
7,124               $7,111
Average net assets
(000)..................................................
$ 7,734               $5,631
Ratios to average net assets:
   Expenses, including distribution
fees..................................         2.06%
2.33%(b)
   Expenses, excluding distribution
fees..................................         1.06%
1.33%(b)
   Net investment
income..................................................
 .46%                 .15%(b)
Portfolio turnover
rate...................................................
99%                  55%

Class Z

-------------------------------------


November 7, 1996(a)

Year Ended             Through

September 30,        September 30,

1998                 1997

-------------     -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
period......................................     $ 12.93
$ 10.00

-----                -----
Income from investment operations
Net investment
income.....................................................
 .17                  .10
Net realized and unrealized gain (loss) on investment
transactions........       (1.33)                2.92

-----                -----
   Total from investment
operations.......................................
(1.16)                3.02

-----                -----
Less distributions
Dividends from net investment
income......................................        (.15)
(.09)
Distributions from net realized
gains.....................................        (.62)
--

-----                -----
   Total
distributions...............................................
 .....        (.77)                (.09)

-----                -----
Net asset value, end of
period............................................     $
11.00              $ 12.93

-----                -----

-----                -----
TOTAL
RETURN(c)...................................................
 ........       (9.31)%              30.30%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(000)...........................................     $ 1,836
$   609
Average net assets
(000)..................................................
$ 1,374              $   227
Ratios to average net assets:
   Expenses, including distribution
fees..................................        1.06%
1.33%(b)
   Expenses, excluding distribution
fees..................................        1.06%
1.33%(b)
   Net investment
income..................................................
1.54%                1.15%(b)
Portfolio turnover
rate...................................................
99%                  55%

---------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
                                     PRUDENTIAL JENNISON
GROWTH &
Report of Independent Accountants    INCOME FUND
------------------------------------------------------------
--------------------
To the Shareholders and Board of Directors of The Prudential Investment Portfolios, Inc.,
Prudential Jennison Growth & Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Prudential Investment
Portfolios, Inc., Prudential Jennison Growth & Income Fund (the 'Fund', one of the portfolios constituting The Prudential Investment Portfolios, Inc.) at
September 30, 1998, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
November 20, 1998
------------------------------------------------------------
--------------------
                                       15

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
                                     PRUDENTIAL JENNISON
GROWTH &
Tax Information (Unaudited)          INCOME FUND
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you within 60 days of the
Fund's fiscal year end (September 30, 1998) as to the federal tax status of dividends and distributions paid by the Series during such fiscal year end.

We also wish to advise you that 43.60% of the dividends paid from ordinary income in the fiscal year ended September 30, 1998 qualified for the corporate dividends received deduction available to corporate taxpayers.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders. Please be advised that 5.45% of the dividends paid from ordinary income in the fiscal year ended September 30, 1998, qualify for each of these states' tax exclusion.

In January 1999, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV
as to the federal tax status of the dividends and
distributions received by you
in calendar year 1998.
------------------------------------------------------------
--------------------

//Prudential Jennison Growth & Income Fund
--S&P 500 Index

Comparing A $10,000 Investment.
Prudential Jennison Growth & Income Fund vs. the S&P 500 Index.

Past performance is not indicative of future results.
Principal
and investment return will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

These graphs are furnished to you in accordance with SEC regulations.
They compare a $10,000 investment in The Prudential
Investment
Portfolios, Inc.: Jennison Growth & Income Fund (Class A, B, C, and Z shares) with a similar investment in the Standard & Poor's
500 Composite Stock Price Index (S&P 500 Index) by portraying the initial account values at the commencement of operations of each class, and subsequent account values at the end of each fiscal year
(September 30), as measured on a quarterly basis, beginning in 1996 for Class A, B, C, and Z shares. For purposes of the graphs, and unless otherwise indicated in the accompanying tables, it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares;
(b) the maximum applicable contingent deferred sales charges were deducted from the value of the investment in Class B and Class C shares, assuming full redemption on September 30, 1998; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. This conversion feature is not reflected in the graphs. Class Z shares are not subject to a sales charge or distribution fee.

The S&P 500 Index is a market capitalization-weighted index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.
The S&P 500 is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The S&P 500 is not the only index that may be used to characterize performance of equity funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.


Average Annual Total
 Returns - Class A                        Class A
----------------------                    (GRAPH)
   With Sales Load
   5.99% Since Inception
 -13.93% for 1 Year

   Without Sales Load
   8.89% Since Inception
  -9.40% for 1 Year

Average Annual Total
 Returns - Class B
----------------------                      Class B
     With Sales Load                        (GRAPH)
   6.13% Since Inception
 -15.01% for 1 Year

    Without Sales Load
   8.12% Since Inception
 -10.01% for 1 Year

Average Annual Total
 Returns - Class C
------------------------                  Class C
   With Sales Load                        (GRAPH)
  8.12% Since Inception
-11.01% for 1 Year

  Without Sales Load
  8.12% Since Inception
-10.01% for 1 Year

  Average Annual Total
   Returns - Class Z
--------------------------                Class Z
   9.21% Since Inception                  (GRAPH)
  -9.31% for 1 Year

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Brian M. Storms
Louis A. Weil, III
Clay T. Whitehead

Officers
Brian M. Storms, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

Investment Adviser
Jennison Associates LLC
466 Lexington Avenue
New York, NY  10017

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74437E503   MF172E
74437E602
74437E701
74437E800
(ICON)

Prudential
Jennison
Growth
Fund

ANNUAL
REPORT
Sept. 30, 1998

(LOGO)

Prudential Jennison Growth Fund
A Series of The Prudential Investment Portfolios, Inc.

Performance At A Glance.
The Prudential Jennison Growth Fund returned four percentage points more than the Lipper Growth Fund Average, although our one-year return was only a modest gain. After climbing steeply early in the year, the stock market corrected sharply in July and
August:
investors focused their favor on companies they thought would not be vulnerable to an economic slowdown. Most stocks had large reversals, including our financial services holdings. However, the strong performance of technology, drug, and some consumer stocks supported our return.

Cumulative Total Returns1                      As of 9/30/98
                            One       Five        Since
                            Year      Years     Inception2
Class A                     3.02%      N/A        58.55%
Class B                     2.21       N/A        55.16
Class C                     2.21       N/A        55.16
Class Z                     3.22     120.01%     166.70
Lipper Growth Fund Avg.3   -1.44      98.73        ***

Average Annual Total Returns1                As of 9/30/98
           One    Five      Since
           Year   Years   Inception2
Class A   -2.13%   N/A      15.11%
Class B   -2.79    N/A      15.51
Class C    1.21    N/A      16.29
Class Z    3.22   17.08%    18.09

Past performance is not indicative of future results.
Principal
and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares have a 1% CDSC for one year and, beginning November 2, 1998, are sold with a front-end sales charge of 1% and a CDSC for 18 months. Class Z shares are not subject to a sales charge or distribution fee.

2 Inception dates: Class A, B, and C, 11/2/95: Class Z,
4/15/96.
On 9/20/96, The Prudential Institutional Fund - Growth Stock Fund merged into the Prudential Jennison Growth Fund, Class Z shares. Performance prior to 9/20/96 is for the Growth Stock
Fund, which had an inception date of 11/5/92.

3 Lipper average returns are for all funds in each share class for the one- and five-year periods in the Growth Fund category.

*** Lipper Since Inception returns are 54.65% for Class A,
B,
and C; and 131.57% for Class Z based on all funds in each share class.

How Investment Compared.
   (As of 9/30/98)
      (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns historically have been lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but historically their returns have been generally among the lowest of the major investment categories.

David Poiesz, Fund Manager
Peter Reinemann, Associate Fund Manager

Portfolio                  (PHOTO)      (PHOTO)
Managers'
Report

The Prudential Jennison Growth Fund invests primarily in stocks of medium and large companies (generally those with a total market value of at least $1 billion) that we believe have above-average prospects for growth. The Fund may also invest in stocks of foreign companies, investment-grade bonds, and securities issued or backed by the U.S.
government
and its agencies, such as mortgage-backed securities. There can be no assurance that the Fund will reach its investment objective.

Our Investment
Style.
We are growth investors. Jennison tries to identify stocks' potential for earnings growth over the coming 12 to 18 months. We look for firms that have room to grow, so we tend to focus on medium-to large-size companies. Because we use a longer time horizon than many growth investors, we can weather the turbulence, or even benefit, when a well-managed company has a short-term disappointment.

Strategy Session.
The pace of earnings growth for U.S. companies has been dropping steadily over the past year. Investors have become deeply concerned about future profits in an uncertain economic climate. They are prizing companies that continue to deliver rapid growth through the current difficulties, pushing their stock prices ever higher and avoiding other stocks. The differences in investment value between expensive and bargain-priced stocks have become substantial. If a wider range of companies resumes rapid earnings growth, investor interest may broaden and is likely then to favor stocks that are considerably less expensive than today's market leaders.

We have a two-pronged strategy for this environment. On the one hand, we own companies that are currently high-priced and rising because of their strong earnings: our drug companies, retail companies, some of our technology stocks, and telecommunications companies. We also own companies that are relatively inexpensive now because they are in the early stages of what we believe will be a profit recovery. These include Compaq, Intel, Chase Manhattan, CBS, and Charles Schwab. We expect strong earnings growth from these firms, but we have bought them at modest prices.

    Portfolio Composition.
Sectors expressed as a percentage
  of net assets as of 9/30/98.
         (PIE CHART)

What Went Well.
Through much of the year, we owned technology companies that continued to post strong earnings gains, such as Cisco
Systems, Dell Computer, Symbol Technologies, and Microsoft.
These stocks performed well and we took some profits.
Afterward, the market became concerned about slowing capital spending next year and these stocks fell sharply.
We added to some positions later at the lower prices.

Our pharmaceutical companies continued to perform well because of solid earnings and their new-product pipelines. Here, too, we have taken some profits, while increasing our holdings of companies, such as Merck, that we believe will emerge the winners in the group. We continue to have a focus on drug companies, although we recognize that their current prices leave no room for a serious disappointment on business fundamentals.

And Not So Well.
Investors have been reacting very quickly to any sign of vulnerability to economic slowing. Our financial stocks, particularly Merrill Lynch, Chase Manhattan, and Citicorp, tumbled in August as investors fled from companies that might be exposed to risks in Asia, Russia, Latin America, and a slowing of U.S. economic growth. We continued to hold them because we believe they have strong global positions and their losses would not be large enough to justify the deep decline in their market prices. They recovered somewhat in October after the Fund's fiscal year end.

Also, we owned Tellabs and Ciena, manufacturers of telecommunications equipment. Tellabs, which had been among our largest holdings, rose by more than 50% early in 1998, partly on news of a possible merger with Ciena.
However, Ciena lost two major sales, and in light of its deteriorating business fundamentals, it became clear no merger would take place. Both stocks dropped sharply and we sold them both.

Looking Ahead.
We believe that Federal Reserve policy is the key to the market outlook for the foreseeable future. As the third quarter closed, the Fed eased interest rates slightly and then eased more in October. If it reduces rates far enough and fast enough to prevent recession, as we believe it will, our financial services positions will benefit.

The U.S. consumer, bolstered by attractive mortgage refinancing rates, healthy personal balance sheets, and low unemployment, remains a bright spot in a gloomy economic picture. Some of the large consumer stocks we have not owned recently may prove to be attractive purchases in the future, particularly as their prices have come down to earth.

Five Largest
Holdings.
4.3%   MCI WorldCom, Inc.
       Telecommunications
3.1%   Eli Lilly & Co.
       Pharmaceuticals
2.9%   Schering-Plough Corp.
       Pharmaceuticals
2.9%   General Electric Co.
       Diversified Operations
2.9%   Microsoft Corp.
       EDP Software & Services

Expressed as a percentage of net assets as of 9/30/98.

President's Letter                            November 9,
1998
(PHOTO)

                    Guarding Against Uncertainty.

Dear Shareholder:

As we enter the final months of the year, the news from the financial markets is decidedly mixed. After setting record highs earlier, stocks, as measured by the Dow Jones
Industrial
Average, experienced a series of steep sell-offs in late summer.
The market rebounded in early fall, helped by two interest rate cuts by the Federal Reserve.

During this uncertainty there was also good news to report. Bonds appreciated as investors fled troubled Asian and other emerging markets for the safe haven of U.S. debt securities
--
especially Treasuries. The U.S. economy remains strong, with steady growth and low inflation.

Guarding against uncertainty in the current market environment can be challenging. That's why it is important to manage your expectations and diversify your portfolio.

Keep A Good Perspective.
Experienced mutual fund investors understand that financial markets will always rise and fall -- that's what markets do. Although past performance may not be indicative of future results, stocks and bonds have, over time, consistently produced attractive returns that have kept ahead of inflation.
In fact, investors who remained focused on the long term and did not sell during the recent market volatility were rewarded.
Stock prices, as measured by the S&P 500, have rebounded more than 20% since their August lows, thereby almost erasing all their losses.

Diversify. Diversify. Diversify.
Because asset classes seldom move in lockstep, owning a mix of stock, bond, and money market mutual funds can help lessen the effects of a market downturn over time. In fact, a well-diversified portfolio may retain or perhaps even gain in value during times of uncertainty.

We're Here To Help.
How diversified is your portfolio? Your Prudential professional will be glad to review your current allocations. He or she will recommend adjustments based upon your goals, market conditions, risk tolerance, and potential investment opportunities.

Thank you for your confidence in Prudential mutual funds.
We'll
continue to do our part in keeping you informed.

Sincerely,

Brian M. Storms
President

                                    THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Portfolio of Investments as of September 30, 1998
                                    PRUDENTIAL JENNISON
GROWTH FUND
------------------------------------------------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--96.7%
COMMON STOCKS--96.7%
------------------------------------------------------------
Banks & Financial Services--12.1%
 682,200     Associates First Capital Corp.      $
44,513,550
 943,800     Chase Manhattan Corp.
40,819,350
 523,500     Citicorp
48,652,781
 213,600     Fleet Financial Group, Inc.
15,686,250
 900,450     MBNA Corp.
25,775,381
 389,200     Merrill Lynch & Co., Inc.
18,438,350
 566,690     Morgan Stanley, Dean Witter & Co.
24,403,088
 672,600     Schwab (Charles) Corp.
26,483,625
 707,550     Washington Mutual, Inc.
23,879,813
                                                 -----------
---

268,652,188
------------------------------------------------------------
Business Services--2.6%
 660,300     Omnicom Group, Inc.
29,713,500
 323,000     Xerox Corp.
27,374,250
                                                 -----------
---

57,087,750
------------------------------------------------------------
Computer Systems/Peripherals--7.0%
1,036,200    Compaq Computer Corp.
32,769,825
 614,700     Dell Computer Corp.(a)
40,416,525
 706,200     Hewlett-Packard Co.
37,384,462
 350,600     International Business Machines
                Corp.
44,876,800
                                                 -----------
---

155,447,612
------------------------------------------------------------
Diversified Operations--2.9%
 820,200     General Electric Co.
65,257,163
------------------------------------------------------------
EDP Software & Services--10.0%
 285,000     Cadence Design Systems, Inc.(a)
7,285,313
1,074,400    HBO & Co.
31,023,300
 571,000     Intuit, Inc.(a)
26,587,187
 577,700     Microsoft Corp.(a)
63,583,106
1,673,600    Oracle Systems Corp.(a)             $
48,743,600
 730,239     Platinum Technology, Inc.(a)
13,144,302
 780,000     Rational Software Corp.(a)
13,113,750
 459,000     SAP AG (ADR)(Germany)
17,872,313
                                                 -----------
---

221,352,871
------------------------------------------------------------
Electronic Components--4.1%
 521,900     Intel Corp.
44,752,925
  62,100     International Rectifier Corp.(a)
318,263
 864,100     Texas Instruments, Inc.
45,581,275
                                                 -----------
---

90,652,463
------------------------------------------------------------
Hotels--0.6%
 502,700     Promus Hotel Corp.(a)
13,855,669
------------------------------------------------------------
Industrial Technology/Instruments--3.9%
 865,500     Applied Materials, Inc.(a)
21,853,875
 747,800     KLA Tencor Corp.(a)
18,601,525
 910,400     Symbol Technologies, Inc.
46,714,900
                                                 -----------
---

87,170,300
------------------------------------------------------------
Insurance--6.7%
 988,000     ACE, Ltd.
29,640,000
 418,300     American International Group,
                Inc.
32,209,100
 976,766     Mutual Risk Management, Ltd.
34,553,097
 725,300     Provident Companies, Inc.
24,478,875
 545,800     UNUM Corp.
27,119,438
                                                 -----------
---

148,000,510
------------------------------------------------------------
Media--3.3%
1,550,800    CBS Corp.
37,606,900
 746,200     Clear Channel Communications,
                Inc.(a)
35,444,500
                                                 -----------
---

73,051,400

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

                                    THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Portfolio of Investments as of September 30, 1998
                                    PRUDENTIAL JENNISON
GROWTH FUND
------------------------------------------------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Networking--4.0%
 764,000     Ascend Communications, Inc.(a)      $
34,762,000
 874,650     Cisco Systems, Inc.(a)
54,064,303
                                                 -----------
---

88,826,303
------------------------------------------------------------
Oil Services--1.0%
 442,800     Schlumberger, Ltd.
22,278,375
------------------------------------------------------------
Pharmaceuticals--18.2%
 985,600     American Home Products Corp.
51,620,800
 878,000     Eli Lilly & Co.
68,758,375
 437,100     Merck & Co., Inc.
56,631,769
 939,800     Monsanto Co.
52,981,225
 478,500     Pfizer, Inc.
50,691,094
 144,700     Pharmacia & Upjohn, Inc.
7,262,131
 631,800     Schering Plough Corp.
65,430,787
 682,400     Warner-Lambert Co.
51,521,200
                                                 -----------
---

404,897,381
------------------------------------------------------------
Restaurants--1.5%
 565,900     McDonald's Corp.
33,777,156
------------------------------------------------------------
Retail--8.7%
 431,712     Abercrombie & Fitch Co.(a)
18,995,328
 890,508     Dollar General Corp.
23,709,762
 615,350     Gap, Inc.
32,459,712
1,477,600    Home Depot, Inc.
58,365,200
 745,300     Kohl's Corp.(a)
29,066,700
1,051,500    Staples, Inc.(a)
30,887,813
                                                 -----------
---

193,484,515
------------------------------------------------------------
Telecommunications--7.1%
 741,300     AirTouch Communications, Inc.(a)
42,254,100
1,942,400    MCI WorldCom, Inc.
94,934,800
 633,300     Qwest Communications
                International, Inc.(a)
19,830,206
                                                 -----------
---

157,019,106
Telecommunications Equipment--2.5%
 412,600     Nokia Corp. (ADR)(Finland)          $
32,363,312
 612,600     Tellabs, Inc.(a)
24,389,138
                                                 -----------
---

56,752,450
------------------------------------------------------------
Trucking & Shipping--0.5%
 270,600     FDX Corp.
12,210,825
             Total long-term investments
                (cost $1,951,570,244)
2,149,774,037
                                                 -----------
---
------------------------------------------------------------
SHORT-TERM INVESTMENTS--3.3%

Moody's       Principal
Rating        Amount
(Unaudited)   (000)
------------------------------------------------------------
Commercial Paper--2.4%
P-1           $  52,714    Chevron U.S.A., Inc.
                             5.50%, 10/1/98
                             (cost $52,714,000)
52,714,000
------------------------------------------------------------
U.S. Government Securities--0.9%
                           United States Treasury
                             Bills
                 20,000    4.275%, 12/31/98
                             (cost $19,783,875)
19,783,875
                           Total short-term
                             investments
                             (cost $72,497,875)
72,497,875
------------------------------------------------------------
Total Investments--100.0%
                           (cost $2,024,068,119;
                             Note 4)
2,222,271,912
                           Other assets in excess
                             of
                             liabilities
215,618
                                                     -------
--------
                           Net Assets--100%          $
2,222,487,530
                                                     -------
--------
                                                     -------
--------

---------------
(a) Non-income producing security.
ADR--American Depository Receipt.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Statement of Assets and Liabilities  PRUDENTIAL JENNISON
GROWTH FUND
------------------------------------------------------------
--------------------

Assets
September 30, 1998
Investments, at value (cost
$2,024,068,119).............................................
 ...............        $2,222,271,912
Receivable for investments
sold........................................................
 ................            19,435,409
Receivable for Series shares
sold........................................................
 ..............             7,620,008
Dividends and interest
receivable..................................................
 ....................             1,248,543
Deferred expenses and other
assets......................................................
 ...............               117,160

------------------
   Total
assets......................................................
 ..................................         2,250,693,032

------------------
Liabilities
Bank
overdraft...................................................
 ......................................               221,509
Payable for investments
purchased...................................................
 ...................            17,275,137
Payable for Series shares
reacquired..................................................
 .................             8,479,636
Management fee
payable.....................................................
 ............................             1,081,955
Distribution fees
payable.....................................................
 .........................               699,816
Accrued expenses and other
liabilities.................................................
 ................               447,449

------------------
   Total
liabilities.................................................
 ..................................            28,205,502

------------------
Net
Assets......................................................
 .......................................
$2,222,487,530

------------------

------------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 .......................        $      154,702
   Paid-in capital in excess of
par.........................................................
 ...........         1,924,037,776

------------------

1,924,192,478
   Accumulated net realized gain on
investments.................................................
 .......           100,091,259
   Net unrealized appreciation on
investments.................................................
 .........           198,203,793

------------------
Net assets, September 30,
1998........................................................
 .................        $2,222,487,530

------------------

------------------
Class A:
   Net asset value and redemption price per share
      ($446,996,170 / 30,963,191 shares of common stock
issued and outstanding)........................
$14.44
   Maximum sales charge (5% of offering
price)......................................................
 ...                   .76

------------------
   Maximum offering price to
public......................................................
 ..............                $15.20

------------------

------------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($708,463,180 / 50,218,577 shares of common stock
issued and outstanding)........................
$14.11

------------------

------------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($45,125,515 / 3,198,724 shares of common stock issued
and outstanding)..........................
$14.11

------------------

------------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($1,021,902,665 / 70,321,313 shares of common stock
issued and outstanding)......................
$14.53

------------------

------------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
PRUDENTIAL JENNISON GROWTH FUND
Statement of Operations
------------------------------------------------------------

                                                Year Ended
Net Investment Income (Loss)                September 30,
1998
Income
   Dividends (net of foreign withholding
      taxes of $93,491)..................     $   11,248,612
   Interest..............................          2,241,927
                                            ----------------
--
      Total income.......................         13,490,539
                                            ----------------
--
Expenses
   Management fee........................          9,927,436
   Distribution fee--Class A.............            627,794
   Distribution fee--Class B.............          5,578,224
   Distribution fee--Class C.............            353,371
   Transfer agent's fees and expenses....          2,538,000
   Reports to shareholders...............            460,000
   Registration fees.....................            389,000
   Custodian's fees and expenses.........            210,000
   Legal fees and expenses...............             68,000
   Amortization of deferred organization
      expenses...........................             37,967
   Audit fee and expenses................             20,000
   Insurance expense.....................             11,000
   Directors' fees.......................              8,000
   Miscellaneous.........................             16,356
                                            ----------------
--
      Total expenses.....................         20,245,148
                                            ----------------
--
Net investment loss......................
(6,754,609)
                                            ----------------
--
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain on investment
   transactions..........................        131,020,013
Net change in unrealized appreciation on
   investments...........................
(190,394,651)
                                            ----------------
--
Net loss on investments..................
(59,374,638)
                                            ----------------
--
Net Decrease in Net Assets
Resulting from Operations................     $
(66,129,247)
                                            ----------------
--
                                            ----------------
--

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
PRUDENTIAL JENNISON GROWTH FUND
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease) in               Year Ended September
30,
Net Assets                            1998              1997
Operations
   Net investment loss.........  $   (6,754,609)   $
(3,451,314)
   Net realized gain on
      investments..............     131,020,013
90,453,012
   Net change in unrealized
      appreciation of
      investments..............    (190,394,651)
224,732,097
                                 --------------    ---------
-----
   Net increase (decrease) in
      net assets resulting from
      operations...............     (66,129,247)
311,733,795
                                 --------------    ---------
-----
Distributions from net realized
   capital gains (Note 1)
   Class A.....................     (12,677,688)
--
   Class B.....................     (37,861,226)
--
   Class C.....................      (2,330,817)
--
   Class Z.....................     (55,817,957)
--
                                 --------------    ---------
-----
                                   (108,687,688)
--
                                 --------------    ---------
-----
Series share transactions (net
   of conversion) (Note 5)
   Net proceeds from shares
      sold (Note 6)............   1,822,040,223
859,180,110
   Net asset value of shares
      issued in reinvestment of
      distributions............     106,812,422
--
   Cost of shares reacquired...    (730,978,040)
(666,161,401)
                                 --------------    ---------
-----
   Net increase in net assets
      from Series share
      transactions.............   1,197,874,605
193,018,709
                                 --------------    ---------
-----
Total increase.................   1,023,057,670
504,752,504
Net Assets
Beginning of year..............   1,199,429,860
694,677,356
                                 --------------    ---------
-----
End of year....................  $2,222,487,530
$1,199,429,860
                                 --------------    ---------
-----
                                 --------------    ---------
-----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

                                    THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Notes to Financial Statements       PRUDENTIAL JENNISON
GROWTH FUND
------------------------------------------------------------
--------------------
Prudential Jennison Growth Fund (the 'Series') is a separately managed series of
The Prudential Investment Portfolios, Inc., formerly
Prudential Jennison Series
Fund, Inc. (the 'Fund'). The Fund was incorporated in
Maryland on August 10,
1995 and is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Series had no significant operations other than the issuance of 3,334 shares of Class A and
3,333 shares of Class B and Class C common stock for $100,000 on September 13,
1995 to Prudential Investments Fund Management LLC ('PIFM'). Investment operations of the Series commenced on November 2, 1995.

The Series' investment objective is to achieve long-term
growth of capital. It
invests primarily in equity securities (common stock,
preferred stock and
securities convertible into common stock) of established
companies with
above-average growth prospects.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sales price on such exchange or system on the day of valuation, or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager, in consultation with the Subadviser, to be over-the-counter, are valued by an independent pricing agent or principal market maker. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager and the Subadviser to be over-the-counter, are valued at the mean between the last reported bid and asked prices provided by a principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sales price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade. Securities for which market quotations are not readily available, other than private placements, are valued at a price supplied by an independent pricing agent, which is, in the opinion of such pricing agent, representative of the market value of such securities as of the time of determination of net asset value, or using a methodology developed by an independent pricing agent, which is, in the judgment of the Manager and the Subadviser, able to produce prices which are representative of market value.

Short-term securities which mature in more than 60 days, for which market quotations are readily available, are valued at current market quotations as provided by an independent pricing agent or principal market maker. Short-term securities which mature in 60 days or less are valued at cost with interest accrued or discount amortizied to the date of maturity, unless the Board of
Directors determines that such valuation does not represent fair value.

All securities are valued as of 4:15 p.m., New York time.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis and is net of discount accretion and premium amortization. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (loss), other than distribution fees, and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income, if any, semi-annually and to make distributions of any net capital gains at least annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Taxes: It is the Series' policy to continue to meet the requirements of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates.

Deferred Organization Expenses: Approximately $200,000 of
expenses were incurred
in connection with the organization of the Fund. These costs have been deferred
and are being amortized ratably over a period of sixty
months from the date the
Series commenced investment operations.
------------------------------------------------------------
--------------------
                                       7

                                    THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Notes to Financial Statements       PRUDENTIAL JENNISON
GROWTH FUND
------------------------------------------------------------
--------------------
Reclassification of Capital Accounts: The Series accounts
and reports for
distributions to shareholders in accordance with the
American Institute of
Certified Public Accountants' Statement of Position 93-2:
'Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies.'
For the year ended
September 30, 1998, the Series reclassified current net
operating losses and
adjustments due to acquisition by decreasing accumulated net investment loss by
$6,754,609, decreasing accumulated net realized gains on
investments by
$3,517,586 and decreasing paid-in capital by $3,237,023. Net investment income,
net realized gains and net assets were not affected by this
charge.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with PIFM. Pursuant to a subadvisory agreement between PIFM and Jennison Associates LLC. ('Jennison'), Jennison furnishes investment advisory services in connection with the management of the
Fund. Under the subadvisory agreement, Jennison, subject to the supervision of
PIFM, is responsible for managing the assets of the Series in accordance with its investment objectives and policies.

The management fee paid PIFM will be computed daily and payable monthly, at an annual rate of .60 of 1% of the average daily net assets of the Series. PIFM pays Jennison a subadvisory fee at an annual rate of .30 of 1% of the average daily net assets of the Series up to and including $300 million and .25 of 1% of such assets in excess of $300 million. PIFM also pays the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The Fund had a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acted as the distributor of the Class A, Class B, Class C and
Class Z shares of the Fund through May 31, 1998. Prudential
Investment
Management Services LLC ('PIMS') became the distributor of the Fund effective
June 1, 1998 and is serving the Fund under the same terms and conditions as under the arrangement with PSI. The Fund compensated PSI and PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PSI or PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Series compensated PSI and PIMS for distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B and C shares, respectively.
Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the fiscal year ended
September 30, 1998.

PSI and PIMS have advised the Series that they received approximately $1,447,800 in front-end sales charges resulting from sales of Class A shares during the year ended September 30, 1998. From these fees, PSI and PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PSI and PIMS have advised the Series that for the fiscal year ended September
30, 1998, they received approximately $793,500 and $14,200 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

PIFM, PIMS, Jennison and PSI are indirect, wholly owned subsidiaries of The
Prudential Insurance Company of America.

The Fund, along with other affiliated registered investment
companies (the
'Funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Series has not borrowed any amounts pursuant to the
Agreement during the year
ended September 30, 1998. The Funds pay a commitment fee at
an annual rate of
 .055 of 1% on the unused portion of the credit facility. The commitment fee is
accrued and paid quarterly on a pro rata basis by the Funds.
The Agreement
expired on December 30, 1997 and has been extended through
December 29, 1998
under the same terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the year ended September 30, 1998, the Series incurred fees of approximately $2,279,000 for the services of PMFS.
As of September 30, 1998, approximately $264,000 of such fees were due to PMFS.
Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

For the year ended September 30, 1998, PSI earned
approximately $17,000 in
brokerage commissions from portfolio transactions executed
on behalf of the
Series.
------------------------------------------------------------
--------------------
                                       8

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Notes to Financial Statements        PRUDENTIAL JENNISON
GROWTH FUND
------------------------------------------------------------
--------------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended September 30, 1998 were $1,900,121,642 and $932,574,857, respectively.

The cost of investments for federal income tax purposes at
September 30, 1998
was $2,025,131,763 and, accordingly, net unrealized
appreciation of investments
for federal income tax purposes was $197,140,149 (gross
unrealized
appreciation--$356,106,924; gross unrealized depreciation--
$158,966,775).
------------------------------------------------------------
Note 5. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to
Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Prior to November 2, 1998, Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Effective November 2, 1998, Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class Z shares are not subject to any sales or redemption charge and are offered for sale to a limited group of investors.

There are 3 billion shares of $.001 par value common stock authorized which are divided into three series, each of which offers four classes, designated Class
A, Class B, Class C and Class Z, each of which consists of
250 million
authorized shares. Of the shares outstanding at September
30, 1998, PIFM owned
10,000 shares of the Series.

Transactions in shares of common stock were as follows:

Class A                                Shares         Amount
-----------------------------------  -----------   ---------
----
Year ended September 30, 1998:
Shares sold........................   14,958,226   $
229,811,039
Shares issued due to merger (Note
  6)...............................   15,525,419
255,703,652
Shares issued in reinvestment of
  distributions....................      913,659
12,215,617
Shares reacquired..................  (10,632,449)
(163,008,985)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................   20,764,855
334,721,323
Shares issued upon conversion from
  Class B..........................      777,059
11,419,782
                                     -----------   ---------
----
Net increase in shares
  outstanding......................   21,541,914   $
346,141,105
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended September 30, 1997
Shares sold........................   25,998,077   $
330,048,473
Shares reacquired..................  (24,630,004)
(310,892,744)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................    1,368,073
19,155,729
Shares issued upon conversion from
  Class B..........................      263,019
3,525,367
                                     -----------   ---------
----
Net increase in shares
  outstanding......................    1,631,092   $
22,681,096
                                     -----------   ---------
----
                                     -----------   ---------
----
Class B                                Shares         Amount
-----------------------------------  -----------   ---------
----
Year ended September 30, 1998:
Shares sold........................   22,754,015   $
342,894,551
Shares issued due to merger (Note
  6)...............................    7,486,124
120,751,178
Shares issued in reinvestment of
  distributions....................    2,776,715
36,513,797
Shares reacquired..................   (9,639,289)
(143,137,800)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................   23,377,565
357,021,726
Shares reacquired upon conversion
  into
  Class A..........................     (793,565)
(11,419,782)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................   22,584,000   $
345,601,944
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended September 30, 1997
Shares sold........................   11,358,438   $
145,846,890
Shares reacquired..................   (4,716,088)
(59,467,575)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................    6,642,350
86,379,315
Shares reacquired upon conversion
  into Class A.....................     (266,196)
(3,525,367)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................    6,376,154   $
82,853,948
                                     -----------   ---------
----
                                     -----------   ---------
----

------------------------------------------------------------
--------------------
                                       9

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Notes to Financial Statements        PRUDENTIAL JENNISON
GROWTH FUND
------------------------------------------------------------
--------------------

Class C
-----------------------------------
Year ended September 30, 1998:
Shares sold........................    1,687,844   $
25,645,005
Shares issued due to merger (Note
  6)...............................      260,502
4,201,896
Shares issued in reinvestment of
  distributions....................      172,793
2,272,229
Shares reacquired..................     (578,482)
(8,683,902)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................    1,542,657   $
23,435,228
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended September 30, 1997
Shares sold........................      560,427   $
7,367,068
Shares reacquired..................     (307,304)
(3,823,506)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................      253,123   $
3,543,562
                                     -----------   ---------
----
                                     -----------   ---------
----
Class Z                                Shares         Amount
-----------------------------------  -----------   ---------
----
Year ended September 30, 1998:
Shares sold........................   52,992,987   $
825,209,682
Shares issued due to merger (Note
  6)...............................    1,075,632
17,823,220
Shares issued in reinvestment of
  distributions....................    4,155,680
55,810,779
Shares reacquired..................  (27,380,773)
(416,147,353)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................   30,843,526   $
482,696,328
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended September 30, 1997
Shares sold........................   30,018,513   $
375,917,679
Shares reacquired..................  (23,558,475)
(291,977,576)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................    6,460,038   $
83,940,103
                                     -----------   ---------
----
                                     -----------   ---------
----

Note 6. Acquisition of the Prudential Multi-Sector Fund,
Inc.

On June 26, 1998, the Series' acquired all of the assets of
the Prudential
Multi-Sector Fund, Inc., in exchange for shares in the
Series pursuant to a plan
of reorganization (the 'Plan') approved by the shareholders
of the Prudential
Multi-Sector Fund, Inc. at a shareholder meeting held on
June 24, 1998. The
acquisition was accomplished by a tax-free exchange of
15,525,419 Class A
shares, 7,486,124 Class B shares, 260,502 Class C shares and
1,075,632 Class Z
shares (valued at $398,479,946 in aggregate) for the Class
A, B, C and Z shares
of Prudential Multi-Sector Fund, Inc. outstanding on June
26, 1998. The
aggregate net assets of the Series and Prudential Multi-
Sector Fund, Inc.
immediately before the acquisition were $1,794,908,971 and
$398,479,946,
respectively (including $54,822,476 of net unrealized
appreciation for the
Prudential Multi-Sector Fund, Inc.) thereby resulting in
combined net assets of
$2,193,388,917 immediately after the reorganization.
------------------------------------------------------------
--------------------
                                       10

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Financial Highlights                 PRUDENTIAL JENNISON
GROWTH FUND
------------------------------------------------------------
--------------------

Class A                             Class B
                                                           -
------------------------------------------------     -------
------

November 2,

1995(a)         Year Ended

Year Ended September 30,            Through        September
30,
                                                           -
------------------------------     September 30,     -------
------

1998              1997              1996              1998
                                                           -
------------     -------------     -------------     -------
------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period...................
$   15.39         $   10.97          $ 10.00          $
15.18
                                                           -
------------     -------------         ------        -------
------
Income from investment operations
Net investment income (loss)(c)........................
(.04)             (.03)            (.03)              (.15)
Net realized and unrealized gain on investment
   transactions........................................
 .40              4.45             1.00                .39
                                                           -
------------     -------------         ------        -------
------
   Total from investment operations....................
 .36              4.42              .97                .24
                                                           -
------------     -------------         ------        -------
------
Less distributions
Distributions from net realized gains..................
(1.31)               --               --              (1.31)
                                                           -
------------     -------------         ------        -------
------
Net asset value, end of period.........................
$   14.44         $   15.39          $ 10.97          $
14.11
                                                           -
------------     -------------         ------        -------
------
                                                           -
------------     -------------         ------        -------
------
TOTAL RETURN(b)........................................
3.02%            40.29%            9.70%              2.21%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)........................
$ 446,996         $ 145,022          $85,440          $
708,463
Average net assets (000)...............................
$ 251,118         $ 105,982          $70,667          $
557,823
Ratios to average net assets:
   Expenses, including distribution fees...............
1.08%             1.09%            1.23%(d)           1.83%
   Expenses, excluding distribution fees...............
 .83%              .84%             .98%(d)            .83%
   Net investment income (loss)........................
(.26)%            (.25)%           (.37)%(d)         (1.01)%
For Class A, B, C and Z shares:
   Portfolio turnover rate.............................
58%               63%              42%                58%


November 2,

1995(a)

Through

September 30,

1997              1996
                                                         ---
----------     -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period...................    $
10.89         $   10.00
                                                         ---
----------     -------------
Income from investment operations
Net investment income (loss)(c)........................
(.12)             (.10)
Net realized and unrealized gain on investment
   transactions........................................
4.41               .99
                                                         ---
----------     -------------
   Total from investment operations....................
4.29               .89
                                                         ---
----------     -------------
Less distributions
Distributions from net realized gains..................
--                --
                                                         ---
----------     -------------
Net asset value, end of period.........................    $
15.18         $   10.89
                                                         ---
----------     -------------
                                                         ---
----------     -------------
TOTAL RETURN(b)........................................
39.39%             8.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)........................    $
419,405         $ 231,541
Average net assets (000)...............................    $
299,476         $ 162,412
Ratios to average net assets:
   Expenses, including distribution fees...............
1.84%             1.98%(d)
   Expenses, excluding distribution fees...............
 .84%              .98%(d)
   Net investment income (loss)........................
(1.00)%           (1.12)%(d)
For Class A, B, C and Z shares:
   Portfolio turnover rate.............................
63%               42%

---------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Calculated based upon weighted average shares
outstanding during the period.
(d) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Financial Highlights                 PRUDENTIAL JENNISON
GROWTH FUND
------------------------------------------------------------
--------------------

Class C                             Class Z
                                                           -
------------------------------------------------     -------
------

November 2,

1995(a)         Year Ended

Year Ended September 30,            Through        September
30,
                                                           -
------------------------------     September 30,     -------
------

1998              1997              1996              1998
                                                           -
------------     -------------     -------------     -------
------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period...................
$ 15.18          $   10.89          $ 10.00         $
15.45

------        -------------         ------        ----------
---
Income from investment operations
Net investment income (loss)(c)........................
(.15)              (.12)            (.10)                 --
Net realized and unrealized gain on investment
   transactions........................................
 .39               4.41              .99                 .39

------        -------------         ------        ----------
---
   Total from investment operations....................
 .24               4.29              .89                 .39

------        -------------         ------        ----------
---
Less distributions
   Distributions from net realized gains...............
(1.31)                --               --
(1.31)

------        -------------         ------        ----------
---
Net asset value, end of period.........................
$ 14.11          $   15.18          $ 10.89         $
14.53

------        -------------         ------        ----------
---

------        -------------         ------        ----------
---
TOTAL RETURN(b)........................................
2.21%             39.39%            8.90%
3.22%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)........................
$45,126          $  25,134          $15,281         $
1,021,903
Average net assets (000)...............................
$35,337          $  18,248          $12,550         $
810,296
Ratios to average net assets:
   Expenses, including distribution fees...............
1.83%              1.84%            1.98%(d)
 .83%
   Expenses, excluding distribution fees...............
 .83%               .84%             .98%(d)             .83%
   Net investment income (loss)........................
(1.01)%            (1.00)%          (1.12)%(d)
(.01)%


April 15,

1996(a)

Through

September 30,

1997              1996
                                                         ---
----------     -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period...................    $
10.98         $   10.32
                                                         ---
----------     -------------
Income from investment operations
Net investment income (loss)(c)........................
--              (.02)
Net realized and unrealized gain on investment
   transactions........................................
4.47               .68
                                                         ---
----------     -------------
   Total from investment operations....................
4.47               .66
                                                         ---
----------     -------------
Less distributions
   Distributions from net realized gains...............
--                --
                                                         ---
----------     -------------
Net asset value, end of period.........................    $
15.45         $   10.98
                                                         ---
----------     -------------
                                                         ---
----------     -------------
TOTAL RETURN(b)........................................
40.71%             6.40%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)........................    $
609,869         $ 362,416
Average net assets (000)...............................    $
455,684         $  26,829
Ratios to average net assets:
   Expenses, including distribution fees...............
 .84%              .98%(d)
   Expenses, excluding distribution fees...............
 .84%              .98%(d)
   Net investment income (loss)........................
--              (.12)%(d)

---------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Calculated based upon weighted average shares
outstanding during the period.
(d) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Report of Independent Accountants    PRUDENTIAL JENNISON
GROWTH FUND
------------------------------------------------------------
--------------------
To the Shareholders and Board of Directors of The Prudential Investment Portfolios, Inc., Prudential
Jennison Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Prudential Investment
Portfolios, Inc., Prudential Jennison Growth Fund (the 'Fund', one of the portfolios constituting The Prudential Investment Portfolios, Inc.) at September
30, 1998, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.
These financial statements and financial highlights
(hereafter referred to as
'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at
September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The accompanying financial highlights for the period ended September 30, 1996 were audited by other independent accountants, whose opinion dated November 4, 1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
November 20, 1998
------------------------------------------------------------
--------------------
                                       13

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Tax Information (Unaudited)          PRUDENTIAL JENNISON
GROWTH FUND
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you within 60 days of the
Fund's fiscal year end (September 30, 1998) as to the federal tax status of dividends and distributions paid by the Series during such fiscal year end.
Accordingly, we are advising you that during the fiscal year, the Fund paid distributions for Class A, B, C and Z shares totaling $1.31 per share, comprised of $0.01 per share short-term capital gains which is taxable as ordinary income and $1.30 per share long-term capital gains which is taxable as such.
Furthermore, we wish to advise you that your dividend received deduction is zero.

In January 1999, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV
as to the federal tax status of the dividends and
distributions received by you
in calendar year 1998.
------------------------------------------------------------
--------------------

Getting The Most From Your Prudential Mutual Fund.

How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Call Option: A contract giving the holder a right to buy stocks or bonds at a predetermined price (called the strike price) before a predetermined expiration date. A buyer of a call option generally expects to benefit from a rise in the price of the stock or bond.

Collateralized Mortgage Obligations (CMOs): Pools of mortgage-backed securities sliced in maturity ranges that bear differing interest rates. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial products rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve
on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return on equity.
The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or mutual fund) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked for prices of" a security.

Yankee Bond: A bond sold by a foreign company or government in the
U.S. market and denominated in U.S. dollars.

Getting The Most From Your Prudential Mutual Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative.
Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It?

Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge --sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

// Prudential Jennison Growth Fund
-- S&P 500 Index

Comparing A $10,000 Investment.
------------------------------------
Prudential Jennison Growth Fund vs.
the S&P 500 Index.

Past performance is not indicative of future results.
Principal and
investment return will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in The Prudential Investment Portfolios, Inc.: Jennison Growth
Fund (Class A, B, C, and Z shares) with a similar investment in the Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index) by portraying the initial account values at the commencement of operations of each class, and subsequent account values at the end of each fiscal year (September 30), as measured on a quarterly basis, beginning in 1995 for Class A, B, and C shares, and in 1992 for Class Z shares. For purposes of the graphs, and unless otherwise indicated in the accompanying tables, it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charges were deducted from the value of the investment in Class B and Class C shares, assuming full redemption on September 30, 1998; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. This conversion feature is not reflected in the graphs. Class Z shares are not subject to a sales charge or distribution fee.

The S&P 500 Index is a market capitalization-weighted index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.
The S&P 500 is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund.
The S&P 500 is not the only index that may be used to characterize performance of equity funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

Average Annual Total
Returns - Class A
-------------------------                Class A
      With Sales Load                    (GRAPH)
  15.11% Since Inception
  -2.13% for 1 Year

     Without Sales Load
  17.16% Since Inception
   3.02% for 1 Year

Average Annual Total
Returns - Class B
--------------------------                Class B
   With Sales Load                        (GRAPH)
  15.51% Since Inception
  -2.79% for 1 Year

  Without Sales Load
  16.29% Since Inception
   2.21% for 1 Year

Average Annual Total
Returns - Class C
---------------------------               Class C
     With Sales Load                      (GRAPH)
  16.29% Since Inception
   1.21% for 1 Year

    Without Sales Load
  16.29% Since Inception
   2.21% for 1 Year

Average Annual Total
Returns - Class Z
----------------------------            Class Z
    Without Sales Load                  (GRAPH)
  18.09% Since Inception
  17.08% for 5 Years
   3.22% for 1 Year

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Brian M. Storms
Louis A. Weil, III
Clay T. Whitehead

Officers
Brian M. Storms, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

Investment Adviser
Jennison Associates LLC
466 Lexington Avenue
New York, NY  10017

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74437E107   MF168E
74437E206
74437E305
74437E404

(ICON)

Prudential
Active
Balanced
Fund

ANNUAL
REPORT
Sept. 30, 1998

(LOGO)

Prudential Active Balanced Fund
A Series of The Prudential Investment Portfolios, Inc.

Performance At A Glance.
Securities prices were very volatile in the 12 months ended September 30, 1998, which included both a steep run-up and a bear market for stocks and a Federal Reserve easing of interest rates. Our below-normal allocation to stocks in the first half of the period pulled our annual return below the Lipper average.

Cumulative TotalReturns1                          As of
9/30/98
                    One     Five        Since
                    Year    Years     Inception2
Class A             1.93%    N/A        19.75%
Class B             1.10     N/A        18.20
Class C             1.10     N/A        18.20
Class Z             2.12    60.78%      77.67
Lipper Balanced
Fund Avg3           3.26    73.61        ***

Average Annual Total Returns1                     As of
9/30/98
            One         Five          Since
            Year        Years       Inception2
Class A    -3.17%        N/A           7.04%
Class B    -3.90         N/A           7.26
Class C     0.10         N/A           9.23
Class Z     2.12        9.96%         10.54

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%,
2%, 1% and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares have a
1% CDSC for one year and, beginning November 2, 1998, are sold with a front-end sales charge of 1% and a CDSC for 18 months.
Class Z shares are not subject to a sales charge or distribution fee.

2 Inception dates: Class A, B, and C, 11/7/96; Class Z,
1/4/93.

3 Lipper average returns are for all funds in each share class for the one- and five-year periods in the Balanced Fund category.

***Lipper Since Inception returns are 25.75% for Class A, B, and
C; and 90.21% for Class Z based on all funds in each share class.

How Investments Compared.
  (As of 9/30/98)
      (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value;
they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Mark S. Stumpp, James H. Scott, and  Martin Lawlor, Fund
Managers
                                         (PHOTO)

Portfolio
Managers' Report

The Active Balanced Fund seeks income and long-term growth of capital by investing in a portfolio of equity, fixed-income, and money market securities that is actively managed to capitalize on opportunities created by what we see as market misvaluations.
The Fund's investments will be actively shifted among equity securities, fixed-income securities, and money market instruments in order to capitalize on such valuation opportunities and to maximize the Fund's total investment return. Mark Stumpp and
James Scott manage the asset allocation using a quantitative model.
They also manage the stocks, using behavioral finance models to select securities that they believe to be underpriced, but maintaining a risk profile like the S&P 500.
Martin Lawlor manages the bonds. There can be no assurance that the Fund will meet its investment objective.

Quantitative
Active Management.

We use quantitative models to determine which market sectors offer the best opportunities. Mark Stumpp and James Scott monitor the changes in companies' earnings expectations and stock prices, comparing the expected return on stocks with the interest rates on bonds. They try to increase the proportion of the kind of security that offers the best value at any time. Since asset class has a greater impact on returns over the long term than selection of individual securities, these shifts in allocation may affect your return significantly.

Strategy Session.

         Portfolio Composition.
    Sectors expressed as a percentage
      of net assets as of 9/30/98.
   Bonds                           36%
   Equity:
     Finance                       13%
     Health Services & Technology   9%
     Utilities                      8%
     Electronic Tech & Services     7%
     Consumer Durables &
        Nondurables                 6%
     Energy & Nonenergy
        Minerals                    5%
     Producer Manufacturing         4%
     Retail Trade                   4%
     Transportation                 4%
     Process Industries             3%
     Commercial Services            1%
     Consumer Services              1%
     Cash & Equivalents             1%

   Source: Prudential

Asset Allocation.
We use stock index and Treasury bond futures contracts to change our asset allocations rapidly and with lower transaction costs than trading the securities themselves. We are now managing our exposures aggressively.

Stocks: We sort about 900 companies on the basis of historical and expected growth. Among the low-growth stocks, we emphasize stocks that are inexpensive for their expected earnings and book value because research suggests that investors tend to undervalue such stocks. Among the high-growth stocks, we weigh positive news (such as earnings surprises) more because our research suggests that investors are slow to respond to changing business fundamentals.
Our model suggests that now we slightly overrepresent the stocks of smaller companies. We also have a somewhat larger representation of financial services, utilities (such as telephone companies), and health service companies than the S&P 500, and are somewhat less invested in technology, energy, minerals, and consumer services.

Bonds: We are emphasizing corporate bonds because we believe the greater yield advantage over Treasury bonds that they now command more than compensates for any increased risk. Our average credit quality is AA. Our exposure to interest changes is near the market average.

What Went Well.
Investors from around the world moved funds into U.S.
Treasury
bonds, as global uncertainty raised the value of the most safe securities and pushed down their interest rates. Our bond holdings benefited from the associated capital gains. We had avoided high-yield corporate bonds and emerging market bonds, both of which fell in the flight to safety. Overall, our bond holdings performed reasonably well.

And Not So Well.
In the fourth quarter of 1997, we had a focus on commodity stocks.
These stocks performed poorly in the uncertain markets that quarter. We had a substantial cash position through the first six months of our reporting period and didn't fully participate in the stock market's euphoria early in 1998. Subsequently, we changed management style and introduced limits on how much we would vary from our normal stock allocation and from the sector distribution of the S&P 500. We increased our stock allocation in time to benefit from the June rally.

In the third quarter of 1998, after the stock market fell upon fears of a world-wide credit crunch, our model recommended an increase in the allocation to common stocks. The increase hurt performance in September, although the Fund was prepared to benefit from the sharp recovery that took place in October.

Looking Ahead.
We expect virtually no growth in corporate earnings over the next 12 months, because we expect U.S. manufacturing activity to slow in response to troubled economies abroad. We are reluctant to predict our asset allocation going forward, because the mix will depend upon how values change in the market. All other things being equal, however, we will tend to be buyers on market dips and sellers into rallies. We expect the performance of our stocks to improve in 1999 once the outlook for corporate earnings stabilizes.

Five Largest
Equity Holdings.
1.8%   Microsoft Corporation
       EDP Software & Services
1.2%   General Electric Co.
       Diversified Operations
1.0%   Pfizer Inc.
       Pharmaceuticals
0.8%   Intel Corp.
       Computer Systems
0.8%   Merck and Co.
       Pharmaceuticals

Expressed as a percentage of net assets as of 9/30/98.

Mathematics Helps Manage Risk.

Portfolio Manager Mark Stumpp introduces his quantitative investment style.

Q. How do you use quantitative techniques in managing your Fund?

A. We use quantitative models to manage both asset allocation and stock selection. Our mathematical model compares the expected return on the entire stock market (determined primarily by prices and estimated earnings) to interest rates on bonds. We tilt the blend of stocks and bonds in our Fund toward the category with the higher potential return, adjusted for the amount of risk. We also use quantitative models to identify which stocks have prices that do not accurately reflect their company's earnings prospects.

Q. What is the advantage of quantitative models?

A. Studies have shown that human judgment is frequently biased.
For example, it's human nature to be overconfident: most of us believe that we are above-average drivers, despite evidence to the contrary. We also tend to overreact to dramatic events, such as sharp stock market declines. Quantitative models help reduce the impact of such biases on our investment decisions. In fact, the models help identify situations where other investors' biases may have created opportunities for the Fund.

Q. Can you give an example of how your models work?

A. In mid-October 1998, Russia was in default, Brazil was teetering on the verge of bankruptcy, and most of Southeast
Asia was in a deep recession. At home, a major hedge fund was in distress and the outlook for corporate earnings was grim.
Our
asset allocation model, however, signaled that the 19% drop in stock prices (from their summer highs) was an overreaction to even that much bad news. We shifted some of the Fund's assets from bonds to stocks in time to capture the rally that occurred in the latter half of October. Investors who were heavily influenced by the dour mood of the time missed this opportunity.

Q. Do mathematical models play any other role in your investment process?

A. We also use mathematical models in managing our stock holdings. Rather than concentrate our assets in just a few securities, we distribute them across a large number of stocks. We begin by matching a broad market index, but then we increase the attractively priced stocks and reduce or eliminate unattractive ones. We use our models to manage the risk by limiting the size of these deviations from the benchmark index. We pay careful attention to the average size of the company represented in our portfolio, as well as to the distribution across economic sectors and industries.
We want a portfolio that will, in normal times, move fairly closely with the overall stock market.

Q. Is there anything you wish to add?

A. Only this: The team managing our Fund works hard to combine modern quantitative methods with seasoned judgment. While quantitative models play a critical role in our investing, there is no substitute for experience.

                  (PHOTO)

President's Letter                           November 9,
1998
(PHOTO)

Guarding Against Uncertainty.

Dear Shareholder:

As we enter the final months of the year, the news from the financial markets is decidedly mixed. After setting record highs earlier, stocks, as measured by the Dow Jones Industrial Average, experienced a series of steep sell-offs in late summer. The market rebounded in early fall, helped by two interest rate cuts by the Federal Reserve.

During this uncertainty there was also good news to report.
Bonds
appreciated as investors fled troubled Asian and other emerging markets for the safe haven of U.S. debt securities -- especially
Treasuries. The U.S. economy remains strong, with steady growth and low inflation.

Guarding against uncertainty in the current market environment can be challenging. That's why it is important to manage your expectations and diversify your portfolio.

Keep A Good Perspective.
Experienced mutual fund investors understand that financial markets will always rise and fall -- that's what markets do.
Although past
performance may not be indicative of future results, stocks and bonds have, over time, consistently produced attractive returns that have kept ahead of inflation. In fact, investors who remained focused on the long term and did not sell during the recent market volatility were rewarded. Stock prices, as measured by the S&P 500, have rebounded more than 20% since their August lows, thereby almost erasing all their losses.

Diversify. Diversify. Diversify.
Because asset classes seldom move in lockstep, owning a mix of stock, bond, and money market mutual funds can help lessen the effects of a market downturn over time. In fact, a well-diversified portfolio may retain or perhaps even gain in value during times of uncertainty.

We're Here To Help.
How diversified is your portfolio? Your Prudential professional will be glad to review your current allocations. He or she will recommend adjustments based upon your goals, market conditions, risk tolerance, and potential investment opportunities.

Thank you for your confidence in Prudential mutual funds.
We'll
continue to do our part in keeping you informed.

Sincerely,

Brian M. Storms
President

Portfolio of Investments as of      THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.*
September 30, 1998                  PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares      Description                             Value
(Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--81.7%
COMMON STOCKS--46.4%
------------------------------------------------------------
Aerospace/Defense--0.7%
    7,300   Allied Signal, Inc.                      $
258,237
    5,600   Lockheed Martin Corp.
564,550
      100   Northrop Grumman Corp.
7,300
    3,000   Raytheon Co.
161,813
    3,200   United Technologies Corp.
244,600
                                                     -------
------

1,236,500
------------------------------------------------------------
Airlines--0.4%
    1,100   Alaska Air Group Inc
37,469
    4,500   AMR Corp.
249,469
    4,200   Delta Airlines, Inc.
408,450
      900   Southwest Airlines Co.
18,000
                                                     -------
------

713,388
------------------------------------------------------------
Aluminum--0.2%
    5,900   Aluminum Co. of America
418,900
------------------------------------------------------------
Apparel
    3,000   Jones Apparel Group, Inc.(a)
68,813
------------------------------------------------------------
Automobiles & Trucks--1.1%
    7,700   Chrysler Corp.
368,637
   12,900   Ford Motor Co.
605,494
   11,900   General Motors Corp., Class H
650,781
    4,200   PACCAR, Inc.
172,988
                                                     -------
------

1,797,900
------------------------------------------------------------
Advertising
    1,600   Interpublic Group of Companies, Inc.
86,300
------------------------------------------------------------
Banking--3.1%
    9,900   Bankamerica Corp.
529,650
    2,100   BankBoston Corp.
69,300
    1,400   Bankers Trust NY Corp.                   $
82,600
   16,800   Chase Manhattan Corp.
726,600
    8,500   Citicorp
789,969
    3,700   First Chicago NBD Corp.
253,450
   10,200   First Union Corp.
522,112
    6,900   Fleet Financial Group, Inc.
506,719
   13,900   Hibernia Corp.
200,681
    3,100   Keycorp
89,513
      400   Mercantile Bancorporation, Inc.
19,350
    4,400   National City Corp.
290,125
    9,300   Norwest Corp.
333,056
    3,100   Suntrust Banks, Inc.
192,200
    3,000   Wachovia Corp.
255,750
    1,100   Wells Fargo & Co.
390,500
                                                     -------
------

5,251,575
------------------------------------------------------------
Beverages--0.6%
   13,200   Coca-Cola Co.
760,650
      200   Coca-Cola Enterprises Inc.
5,050
    9,300   PepsiCo, Inc.
273,769
                                                     -------
------

1,039,469
------------------------------------------------------------
Building & Construction
    1,600   Masco Corp.
39,400
------------------------------------------------------------
Business Services--0.6%
    9,600   Omnicom Group, Inc.
432,000
   22,100   Ryder System, Inc.
549,737
                                                     -------
------

981,737
------------------------------------------------------------
Cellular Communications
      600   AirTouch Communications, Inc.(a)
34,200

------------------------------------------------------------
--------------------
*See Note 7.                           4
See Notes to Financial Statements.

Portfolio of Investments as of      THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.*
September 30, 1998                  PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares      Description                             Value
(Note 1)
------------------------------------------------------------
Chemicals--0.5%
    3,000   Dow Chemical Co.                         $
256,312
      100   E.I. Du Pont De Nemours & Co.
5,613
    4,000   M.A. Hanna Co.
45,000
   25,400   Schulman (A.), Inc.
358,775
   12,200   Wellman Inc.
155,550
                                                     -------
------

821,250
------------------------------------------------------------
Chemical-Specialty--0.1%
    4,200   Rohm & Haas Co.
116,813
------------------------------------------------------------
Commercial Services--0.4%
    4,900   Paychex, Inc.
252,656
    8,000   Quintiles Transnational, Corp.(a)
350,000
                                                     -------
------

602,656
------------------------------------------------------------
Computer Software & Services--2.9%
    1,900   America Online, Inc.(a)
211,375
    3,300   BMC Software Inc.(a)
198,206
    1,500   Compuware Corp.(a)
88,313
    3,700   Comverse Technology, Inc.(a)
151,238
    8,200   EMC Corp.
468,937
   12,800   Informix Corp.(a)
64,000
    7,300   Keane, Inc(a)
256,413
   27,300   Microsoft Corp.(a)
3,004,706
   14,100   Oracle Systems Corp.(a)
410,662
                                                     -------
------

4,853,850
------------------------------------------------------------
Computer Systems/Peripherals--2.6%
   16,400   Dell Computer Corp.(a)
1,078,300
   10,300   Hewlett-Packard Co.
545,256
   16,200   Intel Corp.
1,389,150
    8,800   International Business Machines Corp.
1,126,400
    1,500   Symbol Technologies, Inc.
76,969
    3,900   Synopsys, Inc.(a)
129,919
                                                     -------
------

4,345,994
------------------------------------------------------------
Containers--0.1%
    7,900   Owens-Illinois Holdings Corp.(a)
197,500
Diversfied Consumer Products--0.5%
   11,800   Procter & Gamble Co.                     $
837,062
------------------------------------------------------------
Diversified Operations--1.3%
   25,900   General Electric Co.
2,060,668
    4,100   Seagram Co., Ltd.
117,619
                                                     -------
------

2,178,287
------------------------------------------------------------
Diversified Manufacturing--0.3%
   13,600   Tenneco, Inc.
447,100
------------------------------------------------------------
Electrical Utilities--2.3%
   13,100   Allegheny Energy Inc.
413,469
      200   American Electric Power Co., Inc.(a)
9,763
   10,600   American Power Conversion Co.(a)
399,487
    1,700   Carolina Power & Light Co.
78,519
    3,900   Consolidated Edison, Inc.
203,287
    2,800   Dominion Resources, Inc.
124,950
    9,300   Florida Progress Corp.
402,806
   10,900   General Public Utilities Corp.
463,250
    8,200   Hawaiian Electric Industries Inc.
338,250
    4,000   New England Electric System
166,000
   17,396   PP & L Resources, Inc.
450,121
   15,900   Public Service Company of New
              Mexico(a)
352,781
    3,100   Public Service Enterprise Group Inc.
121,869
   11,700   Southern Co.
344,419
      300   Texas Utilities Co.
13,969
                                                     -------
------

3,882,940
------------------------------------------------------------
Electronic Components--0.2%
   10,800   Avnet, Inc.
397,575
------------------------------------------------------------
Financial Services--3.2%
    5,400   Ahmanson (H.F.) & Co.
299,700
    5,200   American Express Co.
403,650
      300   Associates First Capital Corp.
19,575

------------------------------------------------------------
--------------------
*See Note 7.                           5
See Notes to Financial Statements.

Portfolio of Investments as of      THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.*
September 30, 1998                  PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares      Description                             Value
(Note 1)
------------------------------------------------------------
Financial Services (cont'd.)
    7,300   BankAmerica Corp.                        $
438,912
    1,700   Capital One Financial
175,950
    4,900   Charles Schwab Corp.
192,938
   11,700   Citigroup Inc.
438,750
    5,200   Countrywide Mortgage Investments, Inc.
216,450
    8,400   Federal Home Loan Mortgage Corp.
415,275
   16,200   Federal National Mortgage Assoc.
1,040,850
      700   Golden West Financial Corp.
57,269
    7,900   Lehman Brothers Holdings, Inc.
223,175
    6,300   Merrill Lynch & Co., Inc.
298,462
    4,800   MGIC Investment Corp.
177,000
    2,400   Morgan (J.P.) & Co., Inc.
203,100
    6,700   Morgan Stanley, Dean Witter & Co.
288,519
    2,000   PaineWebber Group, Inc.
60,000
    6,100   Providian Financial Corp.
517,356
                                                     -------
------

5,466,931
------------------------------------------------------------
Foods--0.6%
   10,395   Archer-Daniels Midland Co.
174,116
    7,900   Dole Food Co., Inc.
285,388
    7,200   General Mills, Inc.
504,000
                                                     -------
------

963,504
------------------------------------------------------------
Gas Distribution--0.2%
   10,600   Peoples Energy Corp.
381,600
------------------------------------------------------------
Health Care Services--0.2%
    8,300   Allegiance Corp.
246,925
    3,100   American Home Products Corp.
162,363
                                                     -------
------

409,288
------------------------------------------------------------
Home Furnishings--0.3%
    5,700   Newell Co.
262,556
    7,000   Springs Industries, Inc.
243,250
                                                     -------
------

505,806
Human Resources--0.2%
    8,500   Robert Half International Inc.           $
367,094
------------------------------------------------------------
Insurance--2.2%
   16,800   Allstate Corp.
700,350
    9,100   American International Group, Inc.
700,700
    2,900   Aon Corp.
187,050
    5,600   CIGNA Corp.
370,300
    1,200   General Reinsurance Corp.
243,600
    5,900   Hartford Financial Services Group
279,881
    1,200   Marsh & McLennan Cos., Inc.
59,700
   13,600   Old Republic International Corp.
306,000
    1,300   Progressive Corp.
146,575
   11,900   Torchmark Corp.
427,656
    2,100   Transamerica Corp.
222,600
                                                     -------
------

3,644,412
------------------------------------------------------------
Machinery & Equipment--0.5%
    9,700   Case Corp.
210,975
    2,900   Caterpillar, Inc.
129,231
    2,200   Cooper Industries, Inc.
89,650
    9,000   Danaher Corp.
270,000
    5,900   Stewart & Stevenson Services, Inc.
69,325
                                                     -------
------

769,181
------------------------------------------------------------
Media & Communications--0.4%
      400   Gannett Co., Inc.
21,425
    1,300   Viacom, Inc.(a)
75,400
   21,600   Walt Disney Co.
546,750
                                                     -------
------

643,575
------------------------------------------------------------
Medical Devices
      700   Lincare Holdings Inc.(a)
27,125
------------------------------------------------------------
Medical Products--2.9%
    5,300   Cardinal Health, Inc.
547,225
   10,100   Johnson & Johnson Co.
790,325
      100   McKesson Corporation
9,162

------------------------------------------------------------
--------------------
*See Note 7.                           6
See Notes to Financial Statements.

Portfolio of Investments as of      THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.*
September 30, 1998                  PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares      Description                             Value
(Note 1)
------------------------------------------------------------
Medical Products (cont'd.)
   14,200   Mylan Laboratories                       $
418,900
    5,200   Pacificare Health Systems(a)
387,400
    9,900   Schering Plough Corp.
1,025,269
    7,900   Total Renal Care Holdings, Inc.(a)
189,600
   13,000   Tyco International Ltd.
718,250
   10,300   Warner-Lambert Co.
777,650
                                                     -------
------

4,863,781
------------------------------------------------------------
Medical Technology--0.6%
    2,300   Abbott Laboratories
99,906
    4,600   Amgen, Inc.(a)
347,588
    4,500   Biogen, Inc.(a)
296,156
    9,600   HBO & Co.
277,200
                                                     -------
------

1,020,850
------------------------------------------------------------
Metals--0.4%
      100   Alcan Aluminum Ltd.
2,344
   12,500   Reynolds Metals Co.
635,156
                                                     -------
------

637,500
------------------------------------------------------------
Miscellaneous/Diversified--0.3%
    5,500   Cintas Corp
275,687
    6,500   Harley-Davidson Inc.
190,938
                                                     -------
------

466,625
------------------------------------------------------------
Miscellaneous Industrial--0.2%
    4,400   Clorox Co.
363,000
------------------------------------------------------------
Networking--0.4%
   10,700   Cisco Systems, Inc.(a)
661,394
------------------------------------------------------------
Oil & Gas Equipment & Services--0.4%
    3,100   Dresser Industries, Inc.
94,938
    4,000   Enron Corp.,
211,250
   15,200   Tidewater, Inc.
315,400
                                                     -------
------

621,588
Oil & Gas Exploration/Production--1.1%
    1,200   MCN Corp.                                $
20,475
   11,100   Phillips Petroleum Co.
500,887
   18,900   Royal Dutch Petroleum Co.
900,112
    6,600   Texaco, Inc.
413,738
      500   USX-Marathon Group
17,719
                                                     -------
------

1,852,931
------------------------------------------------------------
Oil & Gas Services--1.5%
    4,400   Amerada Hess Corp.
253,825
    3,000   Ashland, Inc.
138,750
    1,100   Chevron Corp.
92,469
    7,650   Columbia Gas System, Inc.
448,481
    2,700   Consolidated Natural Gas Co.
147,150
   14,600   Exxon Corp.
1,024,738
    6,300   Mobil Corp.
478,406
                                                     -------
------

2,583,819
------------------------------------------------------------
Paper & Forest Products--0.2%
   13,900   Westvaco Corp.
333,600
------------------------------------------------------------
Pharmaceuticals--2.8%
    8,700   Bristol Myers Squibb Co.
903,712
    7,100   Eli Lilly & Co.
556,019
   10,200   Merck & Co., Inc.
1,321,537
   16,500   Pfizer, Inc.
1,747,969
    3,800   Watson Pharmaceuticals, Inc.(a)
192,850
                                                     -------
------

4,722,087
------------------------------------------------------------
Photography--0.1%
    3,000   Eastman Kodak Co.
231,938
------------------------------------------------------------
Plastic Products--0.2%
   19,500   Milacron Inc.
301,031
------------------------------------------------------------
Printing--0.1%
    1,800   Lexmark International Group, Inc.(a)
124,763

------------------------------------------------------------
--------------------
*See Note 7.                           7
See Notes to Financial Statements.

Portfolio of Investments as of      THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.*
September 30, 1998                  PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares      Description                             Value
(Note 1)
------------------------------------------------------------
Publishing--0.3%
    8,300   American General Corp.                   $
530,163
      900   New York Times Co.
24,750
      400   Tribune Co.
20,125
                                                     -------
------

575,038
------------------------------------------------------------
Retail--2.9%
    4,200   Abercrombie & Fitch Co.(a)
184,800
    1,400   Bed Bath & Beyond, Inc.(a)
32,725
    5,100   Best Buy Co., Inc.
211,650
    1,400   Costco Companies, Inc.
66,325
    2,500   Dayton-Hudson Corp.
89,375
    6,700   Gap, Inc.
353,425
   23,500   Home Depot, Inc.
928,250
    4,700   Kohl's Corp.(a)
183,300
    9,200   Lowe's Companies, Inc.
292,675
    4,500   McDonald's Corp.
268,594
    2,900   Micro Warehouse Inc.(a)
43,681
   18,700   Nine West Group, Inc.(a)
178,819
    3,400   Penney (J.C.) Co., Inc.
152,788
   16,600   Reebok International, Ltd.
225,137
    5,600   Sears, Roebuck & Co.
247,450
      100   Tiffany & Co.
3,138
   23,900   Wal-Mart Stores, Inc.
1,305,537
    1,300   Walgreen Co.
57,281
                                                     -------
------

4,824,950
------------------------------------------------------------
Steel & Metals--0.4%
   18,000   AK Steel Holding Corp.
295,875
   13,300   Bethlehem Steel Corp.(a)
109,725
    7,600   Nucor Corp.
308,750
      800   USX-U.S. Steel Group, Inc.
19,100
                                                     -------
------

733,450
------------------------------------------------------------
Telecommunication Services--3.4%
   13,500   Ameritech Corp.
639,563
   19,900   AT&T Corp.
1,162,906
   20,500   Bell Atlantic Corp.
992,969
   14,900   BellSouth Corp.
1,121,225
      500   Century Telephone Enterprises, Inc.      $
23,625
    6,800   GTE Corp.
374,000
   10,576   MCI WorldCom, Inc.(a)
516,882
    4,700   SBC Communications, Inc.
208,856
    9,100   Sprint Corp.
655,200
                                                     -------
------

5,695,226
------------------------------------------------------------
Telecommunications Equipment--1.0%
    6,800   ADC Telecommunications, Inc.(a)
143,650
   18,000   Lucent Technologies, Inc.
1,243,125
    4,100   Qualcomm, Inc.(a)
196,543
      700   Tellabs, Inc.(a)
27,869
                                                     -------
------

1,611,187
------------------------------------------------------------
Textile-Apparel Manufacturing--0.2%
   28,900   Burlington Industries Inc.(a)
274,550
------------------------------------------------------------
Tires & Rubber--0.2%
    8,800   B.F. Goodrich Co.
287,650
------------------------------------------------------------
Tobacco--0.6%
   11,000   Philip Morris Co., Inc.
506,687
    1,500   Universal Corp.
53,625
   14,600   UST, Inc.
431,613
                                                     -------
------

991,925
------------------------------------------------------------
Transportation--0.1%
    6,800   Airborne Freight Corp.
117,725
------------------------------------------------------------
Transportation/Trucking/Shipping--0.4%
   14,900   Burlington Northern, Inc.
476,800
    4,700   CSX Corp.
197,694
                                                     -------
------

674,494
            Total common stocks
              (cost $83,311,997)
78,098,827
                                                     -------
------

------------------------------------------------------------
--------------------
*See Note 7.                           8
See Notes to Financial Statements.

Portfolio of Investments as of      THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.*
September 30, 1998                  PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

  Moody's    Principal
  Rating     Amount       Description                  Value
(Note
(Unaudited)  (000)        1)
------------------------------------------------------------
DEBT OBLIGATIONS--35.3%
CORPORATE BONDS--19.7%
------------------------------------------------------------
Aerospace/Defense--1.2%
Aa3          $    700 (b) Boeing Inc., Deb.
                            8.10%, 11/15/06             $
808,955
Baa3              700 (b) Northrop Grumman Corp.,
                            Deb.
                            7.75%, 3/1/16
743,498
Baa1              500 (b) Raytheon Co., Note
                            6.30%, 3/15/05
521,890
                                                        ----
--------

2,074,343
------------------------------------------------------------
Asset Backed Securities--1.9%
Aaa             1,500 (b) Citibank Credit Card Master
                            Trust, Cl. A
                            6.05%, 1/15/08
1,559,055
Aaa             1,500 (b) MBNA Master Credit Card
                            Trust Ser. C, Cl. A
                            6.45%, 6/15/05
1,601,250
                                                        ----
--------

3,160,305
------------------------------------------------------------
Automobiles & Trucks--0.7%
A2              1,000 (b) General Motors Corp., Note
                            7.70%, 4/15/16
1,122,100
------------------------------------------------------------
Banking--3.1%
Aa3               700 (b) Abbey National PLC, Note
                            6.69%, 10/17/05
739,578
Aa2             1,000 (b) BankAmerica Corp., MTN
                            7.125%, 5/12/05
1,079,590
A1              1,000 (b) Chemical Bank, Sub. Note
                            7.00%, 6/1/05
1,062,400
A1                500 (b) Citicorp, Sub. Note
                            7.125%, 9/1/05
538,340
Aa2               700 (b) Deutsche Bank, Deb.
                            6.70%, 12/13/06
732,837
Aa2             1,000 (b) NationsBank Corp.,
                            Sr. Note
                            6.375%, 5/15/05
1,037,790
                                                        ----
--------

5,190,535
Building & Construction--0.5%
A3           $    800 (b) Hanson Overseas BV,
                            Sr. Note
                            6.75%, 9/15/05              $
851,640
------------------------------------------------------------
Financial Services--4.7%
Aa3               750 (b) Associates Corp. North
                            America, Sr. Note
                            6.75%, 7/15/01
779,490
A2              1,000 (b) Bear, Stearns & Co. Inc.,
                            Sr. Note
                            8.75%, 3/15/04
1,128,270
A1                830 (b) Ford Motor Co. (Del.), Bond
                            6.50%, 8/1/18
839,263
                          Ford Motor Credit Corp.,
                            Deb.
A1                285 (b) 7.40%, 11/1/46
306,164
                      (b) Note
A1                600       7.75%, 3/15/05
673,656
A2                570 (b) General Motors Acceptance
                            Corp., Sr. Note
                            6.75%, 2/7/02
595,507
A1                700 (b) Goldman, Sachs Group LP,
                            Note
                            7.25%, 10/1/05
776,104
Aa3               500     Merrill Lynch & Co., MTN
                            6.02%, 5/11/01
509,440
A1              1,000 (b) Morgan Stanley, Dean Witter
                            & Co., Note
                            6.875%, 3/1/07
1,042,580
A1                700 (b) Santander Finance
                            Issuances, Note
                            6.80%, 7/15/05
705,103
A3                600 (b) US West Capital Funding
                            Inc., Note
                            6.125%, 7/15/02
620,010
                                                        ----
--------

7,975,587
------------------------------------------------------------
Health Care Services--1.0%
A2              1,565 (b) American Home Products
                            Corp., Note
                            7.70%, 2/15/00
1,618,883

------------------------------------------------------------
--------------------
*See Note 7.                           9
See Notes to Financial Statements.

Portfolio of Investments as of      THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.*
September 30, 1998                  PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

  Moody's    Principal
  Rating     Amount       Description                  Value
(Note
(Unaudited)  (000)        1)
------------------------------------------------------------
Media & Communications--0.9%
Baa3          $   600(b)  News America Holdings,
                            Inc., Deb.
                            9.25%, 2/1/13               $
735,012
Baa3              600(b)  Time Warner, Inc., Sr. Note
                            9.125%, 1/15/13
753,414
                                                        ----
--------

1,488,426
------------------------------------------------------------
Medical Products--0.2%
Baa1              400(b)  Tyco International Group,
                            Note
                            6.375%, 6/15/05
421,624
------------------------------------------------------------
Oil & Gas Exploration/Production--0.5%
A2                700 (b) Atlantic Richfield Co.,
                            Deb.
                            10.875%, 7/15/05
907,564
------------------------------------------------------------
Retail--1.9%
A2                565 (b) Penney (J.C.) Co., Inc.,
                            MTN
                            7.05%, 5/23/05
617,472
A2              1,100 (b) Sears Roebuck & Co., Deb.
                            9.375%, 11/1/11
1,430,209
Aa2             1,000 (b) Wal Mart Stores Inc., Note
                            8.625%, 4/1/01
1,086,540
                                                        ----
--------

3,134,221
------------------------------------------------------------
Telecommunication Services--0.6%
Baa1            1,000 (b) GTE Corp., Deb.
                            6.36%, 4/15/06
1,065,100
------------------------------------------------------------
Telecommunications--0.6%
Baa2            1,000 (b) Worldcom, Inc., Sr. Note
                            6.40%, 8/15/05
1,055,220
------------------------------------------------------------
Utilities--1.9%
A2              1,000 (b) Hydro Quebec, Deb. (Canada)
                            7.50%, 4/1/16
1,118,280
                          Southern California Edison
                            Co., Note
A2              1,000     5.875%, 1/15/01
1,017,530
A2              1,000     6.50%, 6/1/01
1,035,940
                                                        ----
--------

3,171,750
                          Total corporate bonds
                            (cost $32,412,785)
33,237,298
                                                        ----
--------
U.S. GOVERNMENT SECURITIES--15.6%
------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGH
 OBLIGATIONS--12.5%
                          Federal National Mortgage
                            Assoc.,
             $  9,500 (c) 6.50%, 12/1/28                $
9,672,445
                4,000 (c) 7.00%, 12/1/28
4,111,240
                4,000 (c) 7.50%, 12/1/28
4,126,240
                          Government National
                            Mortgage Assoc.,
                3,000 (c) 8.00%, 12/15/28
3,123,750
                                                        ----
--------
                          Total U.S. government
                            agency mortgage
                            pass-through obligations
                            (cost $20,954,363)
21,033,675
                                                        ----
--------
------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--3.1%
                          United States Treasury
                            Bonds,
                1,500 (b) 13.25%, 5/15/09
2,544,135
                1,000 (b) 7.875%, 2/15/21
1,349,370
                          United States Treasury
                            Notes,
                1,170 (b) 6.50%, 8/31/01
1,236,912
                                                        ----
--------
                          Total U.S. government
                            obligations
                            (cost $4,963,050)
5,130,417
                                                        ----
--------
                          Total U.S. government
                            securities
                            (cost $25,917,413)
26,164,092
                                                        ----
--------
                          Total debt obligations
                            (cost $58,330,198)
59,401,390
                                                        ----
--------
                          Total long-term investments
                            (cost $141,642,195)
137,500,217
                                                        ----
--------
------------------------------------------------------------
SHORT-TERM INVESTMENTS--31.5%
------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--1.0%
                          United States Treasury
                            Bills,
                  100     4.45%, 12/17/98
99,048
                1,250     4.66%, 12/17/98
1,237,541
                  200     4.76%, 12/17/98
197,964
                  150     4.92%, 12/17/98
148,421
                                                        ----
--------
                          Total U.S. government
                            obligations
                            (cost $1,682,974)
1,682,974
                                                        ----
--------

------------------------------------------------------------
--------------------
*See Note 7.                           10
See Notes to Financial Statements.

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.*
PRUDENTIAL ACTIVE BALANCED FUND
Portfolio of Investments as of September 30, 1998
------------------------------------------------------------

  Moody's    Principal
  Rating     Amount
(Unaudited)  (000)        Description                  Value
(Note 1)
------------------------------------------------------------
COMMERCIAL PAPER--12.5%
                          Chrysler Financial Corp.,
P-1           $ 5,000     5.53%, 10/13/98               $
4,990,783
                          Conagra, Inc.,
P-2             2,384     5.67%, 10/8/98
2,381,372
                          Cox Enterprises Inc.,
P-2             1,930     5.70%, 10/6/98
1,928,472
                          Dayton Hudson Corp.,
P-2             3,910     5.63%, 10/14/98
3,902,051
                          Textron Financial,
P-2             3,627     6.10%, 10/1/98
3,627,000
                          Windmill Funding Corp.,
NR              3,000     5.53%, 10/6/98
2,997,696
NR              1,188     5.50%, 10/9/98
1,186,548
                                                        ----
--------
                          Total commercial paper
                            (cost $21,013,922)
21,013,922
                                                        ----
--------
------------------------------------------------------------
REPURCHASE AGREEMENT--18.0%
               30,406     Joint Repurchase Agreement
                            Account
                            5.522%, 10/01/98
                            (cost $30,406,000; Note
                            5)
30,406,000
                                                        ----
--------
                          Total short-term
                            investments
                            (cost $53,102,896)
53,102,896
                                                        ----
--------
------------------------------------------------------------
Total Investments--113.2%
                          (cost $194,745,091; Note 4)
190,603,113
                          Liabilities in excess of
                            other
                            assets--(13.2%)
(22,225,246)
                                                        ----
--------
                          Net Assets--100%
$168,377,867
                                                        ----
--------
                                                        ----
--------

---------------
(a) Non-income producing security.
(b) All or partial amount of security is segregated as
collateral for financial
    futures transactions. Aggregate market value of
$35,804,805 segregated at
    9/30/98.
(c) Mortgage dollar roll, see Note 1.
MTN--Medium Term Note.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current SAI contains a description of Moody's and
Standard & Poor's
ratings.
------------------------------------------------------------
--------------------
*See Note 7.                           11
See Notes to Financial Statements.

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.*
Statement of Assets and Liabilities  PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------
--------------------

Assets
September 30, 1998
Investments, at value (cost
$194,745,091)...............................................
 ...............      $   160,197,113
Repurchase
Agreement...................................................
 ................................           30,406,000
Cash........................................................
 ...........................................
14,294
Receivable for investments
sold........................................................
 ................           25,006,086
Dividends and interest
receivable..................................................
 ....................              827,808
Receivable for Fund shares
sold........................................................
 ................              227,687
Other
assets......................................................
 .....................................                9,657

------------------
    Total
assets......................................................
 .................................          216,688,645

------------------
Liabilities
Payable for investments
purchased...................................................
 ...................           47,054,176
Due to broker-variation
margin......................................................
 ...................              899,578
Payable for Fund shares
reacquired..................................................
 ...................              170,337
Accrued
expenses....................................................
 ...................................               97,350
Management fee
payable.....................................................
 ............................               86,244
Distribution fee
payable.....................................................
 ..........................                3,093

------------------
    Total
liabilities.................................................
 .................................           48,310,778

------------------
Net
Assets......................................................
 .......................................      $   168,377,867

------------------

------------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 .......................      $        12,647
   Paid-in capital in excess of
par.........................................................
 ...........          144,361,513

------------------

144,374,160
   Undistributed net investment
income......................................................
 ...........            3,863,980
   Accumulated net realized gain on
investments.................................................
 .......           23,567,471
   Net unrealized depreciation on
investments.................................................
 .........           (3,427,744)

------------------
Net assets, September 30,
1998........................................................
 .................      $   168,377,867

------------------

------------------
Class A:
   Net asset value and redemption price per share
      ($3,218,074 / 242,164 shares of common stock issued
and outstanding).............................
$13.29
   Maximum sales charge (5% of offering
price)......................................................
 ...                  .70
   Maximum offering price to
public......................................................
 ..............               $13.99
Class B:
   Net asset value, offering price and redemption price per
share
      ($3,037,721 / 229,776 shares of common stock issued
and outstanding).............................
$13.22
Class C:
   Net asset value, offering price and redemption price per
share
      ($283,793 / 21,470 shares of common stock issued and
outstanding)................................
$13.22
Class Z:
   Net asset value, offering price and redemption price per
share
      ($161,838,279 / 12,153,882 shares of common stock
issued and outstanding)........................
$13.32

------------------------------------------------------------
--------------------
*See Note 7.                           12
See Notes to Financial Statements.

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.*
PRUDENTIAL ACTIVE BALANCED FUND
Statement of Operations
------------------------------------------------------------

                                                Year Ended
Net Investment Income                       September 30,
1998
Income
   Interest..............................      $  5,787,656
   Dividends (net of foreign withholding
      taxes of $2,472)...................         1,481,227
                                            ----------------
--
    Total income.........................         7,268,883
                                            ----------------
--
Expenses
   Management fee........................         1,176,079
   Distribution fee--Class A.............             5,224
   Distribution fee--Class B.............            12,848
   Distribution fee--Class C.............             1,179
   Transfer agent's fees and expenses....           269,000
   Registration fees.....................           127,000
   Reports to shareholders...............           125,000
   Custodian's fees and expenses.........           105,000
   Legal fees and expenses...............            24,000
   Audit fee and expenses................            20,000
   Directors' fees.......................             6,200
   Organization expense..................             3,404
   Miscellaneous.........................             2,203
                                            ----------------
--
    Total expenses.......................         1,877,137
                                            ----------------
--
Net investment income....................         5,391,746
                                            ----------------
--
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain (loss) on:
   Investment transactions...............        28,021,950
   Financial futures contracts...........        (1,583,588)
                                            ----------------
--
                                                 26,438,362
Net change in unrealized appreciation (depreciation) on:
   Investments...........................       (28,930,426)
   Financial futures contracts...........           714,234
                                            ----------------
--
                                                (28,216,192)
Net gain on investments..................        (1,777,830)
                                            ----------------
--
Net Increase in Net Assets
Resulting from Operations................      $  3,613,916
                                            ----------------
--
                                            ----------------
--

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.*
PRUDENTIAL ACTIVE BALANCED FUND
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                   Year Ended September
30,
in Net Assets                           1998            1997
Operations
   Net investment income..........  $  5,391,746    $
4,516,834
   Net realized gain on
      investments.................    26,438,362
11,725,117
   Net change in unrealized
      appreciation (depreciation)
      on investments..............   (28,216,192)
13,786,966
                                    ------------    --------
----
   Net increase in net assets
      resulting from operations...     3,613,916
30,028,917
                                    ------------    --------
----
Dividends and distributions (Note
   1)
   Dividends to shareholders from
      net investment income
      Class A.....................       (24,889)
(64)
      Class B.....................        (4,933)
(6)
      Class C.....................          (273)
(6)
      Class Z.....................    (4,664,569)
(4,627,738)
                                    ------------    --------
----
                                      (4,694,664)
(4,627,814)
                                    ------------    --------
----
   Distributions to shareholders
      from net realized gains
      Class A.....................       (82,174)
(128)
      Class B.....................       (24,906)
(12)
      Class C.....................        (1,378)
(12)
      Class Z.....................   (13,860,433)
(9,255,475)
                                    ------------    --------
----
                                     (13,968,891)
(9,255,627)
                                    ------------    --------
----
Fund share transactions
   Net proceeds from shares
      sold........................   105,305,809
55,048,728
   Net asset value of shares
      issued in reinvestment of
      distributions...............    18,663,277
13,883,406
   Cost of shares reacquired......  (100,421,933)
(78,785,554)
                                    ------------    --------
----
   Net increase (decrease) in net
      assets from Fund share
      transactions................    23,547,153
(9,853,420)
                                    ------------    --------
----
Total increase....................     8,497,514
6,292,056
Net Assets
Beginning of year.................   159,880,353
153,588,297
                                    ------------    --------
----
End of year(a)....................  $168,377,867
$159,880,353
                                    ------------    --------
----
                                    ------------    --------
----
---------------
(a) Includes undistributed net
    investment income of..........  $  3,863,980    $
3,191,713
                                    ------------    --------
----

------------------------------------------------------------
--------------------
*See Note 7.                           13
See Notes to Financial Statements.

                                    THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.*
Notes to Financial Statements       PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------
-------------------
The Prudential Active Balanced Fund (the 'Fund') is a
separately managed series
of The Prudential Investment Portfolios, Inc. (the
'Series'), formerly
Prudential Jennison Series Fund, Inc. (the 'Jennison Fund').
The Jennison Fund
was incorporated in Maryland on August 10, 1995 and is
registered under the
Investment Company Act of 1940 as a diversified, open-end,
management investment
company. Prior to January 23, 1998, the Fund was known as
Prudential Active
Balanced Fund (the 'Portfolio'), a separately managed series of Prudential
Dryden Fund (the 'Company') (see Note 7).
The Company had no operations until July 7, 1992 when 10,000 shares of
beneficial interest of the Company were sold for $100,000 to
Prudential
Institutional Fund Management, Inc. Investment operations of the Portfolio
commenced on January 4, 1993
The Fund's investment objective is to seek income and long-
term growth of
capital by investing in a portfolio of equity, fixed-income
and money market
securities, which is actively managed to capitalize on
opportunities created by
perceived misvaluation.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Series in the preparation of its financial statements. Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last
sales price on such
exchange or system on the day of valuation, or, if there was no sale on such
day, at the mean between the last bid and asked prices on
such day or at the bid
price on such day in the absence of an asked price.
Securities that are actively
traded in the over-the-counter market, including listed
securities for which the
primary market is believed by the Manager, in consultation
with the Subadviser,
to be over-the-counter, are valued by an independent pricing agent or principal
market maker. Convertible debt securities that are actively
traded in the
over-the-counter market, including listed securities for
which the primary
market is believed by the Manager and the Subadviser to be
over-the-counter, are
valued at the mean between the last reported bid and asked
prices provided by a
principal market maker. Options on securities and indices
traded on an exchange
are valued at the mean between the most recently quoted bid
and asked prices on
such exchange. Futures contracts and options thereon traded
on a commodities
exchange or board of trade are valued at the last sales
price at the close of
trading on such exchange or board of trade or, if there was
no sale on the
applicable commodities exchange or board of trade on such
day, at the mean
between the most recently quoted bid and asked prices on
such exchange or board
of trade. Securities for which market quotations are not
readily available,
other than private placements, are valued at a price
supplied by an independent
pricing agent which is, in the opinion of such pricing
agent, representative of
the market value of such securities as of the time of
determination of net asset
value or, using a methodology developed by an independent
pricing agent, which
is, in the judgement of the Manager and Subadviser, able to
produce prices which
are representative of market value.
Short-term securities which mature in more than 60 days, for which market
quotations are readily available, are valued at current
market quotations as
provided by an independent pricing agent or principal market maker. Short-term
securities which mature in 60 days or less are valued at
cost with interest
accrued or discount amortized to the date of maturity,
unless the Board of
Directors determines that such variation does not represent
fair value.
All securities are valued as of 4:15 p.m., New York time.
In connection with transactions in repurchase agreements, it is the Fund's
policy that its custodian or designated subcustodians, under triparty repurchase
agreements, as the case may be, take possession of the
underlying collateral
securities, the value of which exceeds the principal amount
of the repurchase
transaction, including accrued interest. To the extent that
any repurchase
transaction exceeds one business day, the value of the
collateral is
marked-to-market on a daily basis to ensure the adequacy of
the collateral. If
the seller defaults and the value of the collateral declines or, if bankruptcy
proceedings are commenced with respect to the seller of the
security,
realization of the collateral by the Fund may be delayed or
limited.
Financial Futures Contracts: A financial futures contract is an agreement to
purchase (long) or sell (short) an agreed amount of debt
securities or
commodities at a set price for delivery on a future date.
Upon entering into a
financial futures contract, the Fund is required to pledge
to the broker an
amount of cash and/or other assets equal to a certain
percentage of the contract
amount. This amount is known as the 'initial margin.'
Subsequent payments, known
as 'variation margin,' are made or received by the Fund each day, depending on
the daily fluctuations in the value of the underlying
security or commodity.
Such variation margin is recorded for financial statement
purposes on a daily
basis as unrealized gain or loss. When the contract expires
or is closed, the
gain or loss is realized and is presented in the statement
of operations as net
realized gain (loss) on financial futures.
The Fund invests in financial futures contracts in order to
hedge their existing
portfolio securities or securities the Fund intends to
purchase against
fluctuations in value caused by changes in prevailing
interest rates
------------------------------------------------------------
--------------------
                                       14

                                    THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.*
Notes to Financial Statements       PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------
-------------------
or market conditions. Should interest rates move
unexpectedly, the Fund may not
achieve the anticipated benefits of the financial futures
contracts and may
realize a loss. The use of futures transactions involves the risk of imperfect
correlation in movements in the price of futures contracts,
interest rates and
the underlying hedged assets.
Dollar Rolls: The Fund enters into mortgage dollar rolls in
which the Fund sells
mortgage securities for delivery in the current month,
realizing a gain or loss
and simultaneously contracts to repurchase somewhat similar
(same type, coupon
and maturity) securities on a specified future date. During
the roll period, the
Fund forgoes principal and interest paid on the securities.
The Fund is
compensated by the interest earned on the cash proceeds of
the initial sale and
by the lower repurchase price at the future date. The
difference between the
sales proceeds and the lower repurchase price is recorded as interest income.
The Fund maintains a segregated account, the dollar value of which is at least
equal to its obligations in respect of dollar rolls. Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains or losses on
sales of securities are
calculated on the identified cost basis. Dividend income is
recorded on the
ex-dividend date and interest income is recorded on the
accrual basis. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Dividends and Distributions: Dividends and distributions of
the Fund are
declared in cash and automatically reinvested in additional
shares of the Fund.
The Fund will declare and distribute its net investment
income and net capital
gains, if any, at least annually. Dividends and
distributions are recorded on
the ex-dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with the
American Institute of
Certified Public Accountants' Statement of Position 93-2:
'Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies'.
For the fiscal year
ended September 30, 1998 the application of this statement
increased accumulated
net realized gain on investments by $17,605, increased paid-
in capital by $7,210
and decreased undistributed net investment income by
$24,815. Net investment
income, net realized gains, and net assets were not affected by these
reclassifications.
Taxes: It is the Fund's policy to continue to meet the
requirements of the
Internal Revenue Code applicable to regulated investment
companies and to
distribute all of its taxable net investment income to its
shareholders.
Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax
rules and rates.
Deferred Organizational Expenses: Approximately $450,000 of
costs were incurred
in connection with the organization and initial registration of the Company and
have been deferred and are being amortized ratably over a
period of 60 months
from the date each of the Funds commenced investment
operations.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. Effective June 1, 1998, The Prudential Investment
Corporation ('PIC')
replaced Jennison Associates LLC as subadviser. Pursuant to
a subadvisory
agreement between PIFM and PIC, PIC furnishes investment
advisory services in
connection with the management of the Fund. PIFM pays for
the cost of the
subadviser's services, the compensation of officers and
employees of the Fund,
occupancy and certain clerical and bookkeeping costs of the
Fund. The Fund bears
all other costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly, at an annual
rate of .65 of 1% of the average daily net assets of the
Fund.
The Fund had a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acted as the distributor of the Class A,
Class B, Class C shares
of the Fund through May 31, 1998. Prudential Investment
Management Services LLC
('PIMS') became the distributor of the Fund effective June
1, 1998 and is
serving the Fund under the same terms and conditions as
under the arrangement
with PSI. The Fund compensated PSI and PIMS for distributing and servicing the
Fund's Class A, Class B and Class C shares pursuant to plans of distribution,
(the 'Class A, B and C Plans'), regardless of expenses
actually incurred by
them. The distributions fees are accrued daily
------------------------------------------------------------
--------------------
                                       15

                                    THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.*
Notes to Financial Statements       PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------
-------------------
and payable monthly. No distribution or service fees are
paid to PIMS as
distributor of the Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensated
PSI and PIMS for
distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B and C
shares, respectively.
Such expenses under the Plans were .25 of 1%, 1% and 1% of
average daily net
assets of the Class A, B and C shares, respectively, for the year ended
September 30, 1998.
PSI and PIMS have advised the Fund that they received
approximately $2,900 in
front-end sales charges resulting from sales of Class A
shares during the year
ended September 30, 1998. From these fees, PSI and PIMS paid such sales charges
to affiliated broker-dealers, which in turn paid commissions to salespersons and
incurred other distribution costs.
PSI and PIMS have advised the Fund that for the year ended
September 30, 1998,
they received approximately $1,500 in contingent deferred
sales charges imposed
upon redemptions by certain Class B and Class C
shareholders.
Jennison, PIFM, PIMS, PIC and PSI are wholly owned
subsidiaries of The
Prudential Insurance Company of America.
The Fund, along with other affiliated registered investment
companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
with an unaffiliated
lender. The maximum commitment under the Agreement is
$200,000,000. Interest on
any such borrowings outstanding will be at market rates. The purpose of the
Agreement is to serve as an alternative source of funding
for capital share
redemptions. The Fund did not borrow any amounts pursuant to the Agreement
during the year ended September 30, 1998. The Funds pay a
commitment fee at an
annual rate of .055 of 1% on the unused portion of the
credit facility. The
commitment fee is accrued and paid quarterly on a pro rata
basis by the Funds.
The Agreement expired on December 30, 1997 and has been
extended through
December 29, 1998 under the same terms.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the year ended September 30, 1998, the Fund incurred fees of approximately $258,400 for the services of PMFS. As of
September 30, 1998, approximately $21,800 of such fees were due to PMFS.
Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.
Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1998 aggregated
$410,050,166 and $416,492,547,
respectively. Purchases and sales of U.S. government obligations were
$221,801,335 and $266,836,956, respectively.
The cost basis of investments for federal income tax purposes is $194,761,410.
As of September 30, 1998, net unrealized depreciation for federal income tax purposes was $4,158,297 (gross unrealized depreciation-- $4,087,735, gross unrealized depreciation--$8,246,032).
During the year ended September 30, 1998, the Fund entered into financial futures contracts. Details of open contracts at September
30, 1998 are as
follows:

                                                     Value
at         Value at         Unrealized
 Number of                          Expiration     September
30,        Trade        Appreciation/
 Contracts           Type              Date            1998
Date         (Depreciation)
-----------    ----------------    ------------    ---------
----     -----------     --------------
Long Position:
3              U.S.T-Bond            Dec. 98        $
394,406      $   376,594        $ 17,812
3              U.S. T-Note           Dec. 98
344,859          334,500          10,359
115            S&P 500               Dec. 98
29,497,500       28,811,437         686,063

-------

$714,234

-------

-------

------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more joint repurchase agreements
collateralized by U.S. Treasury or federal agency
obligations. At September 30,
1998, the Fund had a 4.1% undivided interest in the
repurchase agreements in the
joint account. The undivided interest represented
$30,406,000 in principal
amount. As of such date, each repurchase agreement in the
joint account and the
collateral therefore was as follows:
Warburg Dillon Read LLC, 5.52%, in the principal amount of
$210,000,000,
repurchase price $210,032,200, due 10/1/98. The value of the collateral
including accrued interest was $214,255,819.
Bear Stearns & Co., 5.58%, in the principal amount of
$210,000,000, repurchase
price $210,032,550, due 10/1/98. The value of the collateral including accrued
interest was $214,893,617.
Credit Suisse First Boston Corp., 5.55%, in the principal
amount of
$107,606,000, repurchase price $107,622,589, due 10/1/98.
The value of the
collateral including accrued interest was $111,084,883.
------------------------------------------------------------
--------------------
                                       16

                                    THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.*
Notes to Financial Statements       PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------
-------------------
Goldman Sachs & Co., 5.45%, in the principal amount of
$210,000,000, repurchase
price $210,031,792, due 10/1/98. The value of the collateral including accrued
interest was $214,200,293.
------------------------------------------------------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to
Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Prior to November 2, 1998, Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Effective November 2, 1998, Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
There are 3 billion shares of $.001 par value common stock authorized which are divided into three Series, each of which offers four classes, designated Class
A, Class B, Class C and Class Z, each of which consists of 250 million authorized shares.
Transactions in shares of common stock were as follows:

Class A                                 Shares
Amount
-----------------------------------   ----------    --------
----
Year ended September 30, 1998:
Shares sold........................      324,143    $
4,450,999
Shares issued in reinvestment of
  dividends and distributions......        8,312
107,053
Shares reacquired..................     (159,004)
(2,196,936)
                                      ----------    --------
----
Net increase in shares
  outstanding......................      173,451    $
2,361,116
                                      ----------    --------
----
                                      ----------    --------
----
November 7, 1996(a)
  through September 30, 1997:
Shares sold........................       68,711    $
971,421
Shares issued in reinvestment of
  dividends and distributions......           15
183
Shares reacquired..................          (13)
(178)
                                      ----------    --------
----
Net increase in shares
  outstanding......................       68,713    $
971,426
                                      ----------    --------
----
                                      ----------    --------
----
Class B                                 Shares
Amount
-----------------------------------   ----------    --------
----
Year ended September 30, 1998:
Shares sold........................      224,444    $
3,091,278
Shares issued in reinvestment of
  dividends and distributions......        2,309
29,757
Shares reacquired..................      (11,806)
(161,521)
                                      ----------    --------
----
Net increase in shares
  outstanding......................      214,947    $
2,959,514
                                      ----------    --------
----
                                      ----------    --------
----
November 7, 1996(a)
  through September 30, 1997:
Shares sold........................       14,903    $
197,257
Shares issued in reinvestment of
  dividends and distributions......            1
9
Shares reacquired..................          (75)
(964)
                                      ----------    --------
----
Net increase in shares
  outstanding......................       14,829    $
196,302
                                      ----------    --------
----
                                      ----------    --------
----
Class C
-----------------------------------
Year ended September 30, 1998:
Shares sold........................       22,836    $
314,699
Shares issued in reinvestment of
  dividends and distributions......          127
1,642
Shares reacquired..................       (1,859)
(25,489)
                                      ----------    --------
----
Net increase in shares
  outstanding......................       21,104    $
290,852
                                      ----------    --------
----
                                      ----------    --------
----
November 7, 1996(a)
  through September 30, 1997:
Shares sold........................          365    $
5,122
Shares issued in reinvestment of
  dividends and distributions......            1
9
Shares reacquired..................           --
--
                                      ----------    --------
----
Net increase in shares
  outstanding......................          366    $
5,131
                                      ----------    --------
----
                                      ----------    --------
----
Class Z
-----------------------------------
Year ended September 30, 1998:
Shares sold........................    6,947,226    $
97,448,833
Shares issued in reinvestment of
  dividends and distributions......    1,437,147
18,524,825
Shares reacquired..................   (7,211,135)
(98,037,987)
                                      ----------    --------
----
Net increase in shares
  outstanding......................    1,173,238    $
17,935,671
                                      ----------    --------
----
                                      ----------    --------
----
Year ended September 30, 1997:
Shares sold........................    4,174,112    $
53,874,928
Shares issued in reinvestment of
  dividends and distributions......    1,097,487
13,883,205
Shares reacquired..................   (6,097,293)
(78,784,412)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................     (825,694)
$(11,026,279)
                                      ----------    --------
----
                                      ----------    --------
----

---------------
(a) Commencement of offering of Class A, B, and C shares.
------------------------------------------------------------
--------------------
                                       17

                                    THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.*
Notes to Financial Statements       PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------
-------------------
Of the shares outstanding at September 30, 1998, PIFM and
affiliates owned
119.544 Class Z shares of the Fund.
------------------------------------------------------------
Note 7. Reorganization
On August 26, 1997, the Board of Trustees of the Portfolio
approved an Agreement
and Plan of Conversion and Liquidation (the 'Plan of
Reorganization'). The Plan
of Reorganization was approved by applicable shareholders on
January 15, 1998.
Under the Plan of Reorganization, all of the assets of the
Portfolio were
transferred to Prudential Jennison Series Fund, Inc.--
Prudential Jennison Active
Balanced Fund in exchange for Class A, Class B, Class C and
Class Z shares of
the Fund and the assumption by the Fund of all of the
liabilities, if any, of
the Portfolio.
On May 14, 1998, the Board of Directors approved a change of the investment
company's name from Prudential Jennison Series Fund, Inc. to
The Prudential
Investment Portfolios, Inc. and a change in the series name
of the Prudential
Jennison Active Balanced Fund series to the Prudential
Active Balanced Fund (the
Fund), effective June 1, 1998.
------------------------------------------------------------
--------------------
                                       18

                                  THE PRUDENTIAL INVESTMENT
PORTFOLIOS, INC.*
Financial Highlights              PRUDENTIAL ACTIVE BALANCED
FUND
------------------------------------------------------------
--------------------

Class A                             Class B
                                                    --------
-----------------------     -------------------------------

November 7,                         November 7,

1996(a)                             1996(a)
                                                     Year
Ended          Through         Year Ended          Through

September 30,     September 30,     September 30,
September 30,
                                                        1998
1997              1998              1997
                                                    --------
-----     -------------     -------------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............      $
14.41           $ 13.40           $ 14.34           $ 13.40
                                                         ---
--             -----             -----             -----
Income from investment operations:
Net investment income............................
 .44               .21(b)            .27               .19(b)
Net realized and unrealized gain on investment
   transactions..................................
(.20)             1.97              (.14)             1.92
                                                         ---
--             -----             -----             -----
   Total from investment operations..............
 .24              2.18               .13              2.11
                                                         ---
--             -----             -----             -----
Less distributions:
Dividends from net investment income.............
(.32)             (.39)             (.21)             (.39)
Distributions from net realized gains............
(1.04)             (.78)            (1.04)             (.78)
                                                         ---
--             -----             -----             -----
   Total distributions...........................
(1.36)            (1.17)            (1.25)            (1.17)
                                                         ---
--             -----             -----             -----
Net asset value, end of period...................      $
13.29           $ 14.41           $ 13.22           $ 14.34
                                                         ---
--             -----             -----             -----
                                                         ---
--             -----             -----             -----
TOTAL RETURN(d)..................................
1.93%            17.48%             1.10%            16.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..................      $
3,218           $   990           $ 3,038           $   213
Average net assets (000).........................      $
2,090           $   100           $ 1,285           $    71
Ratios to average net assets:
   Expenses, including distribution fees.........
1.28%             1.31%(c)          2.03%
2.06%(c)
   Expenses, excluding distribution fees.........
1.03%             1.06%(c)          1.03%
1.06%(c)
   Net investment income.........................
2.72%             2.69%(c)          1.95%
1.94%(c)
   Portfolio turnover rate.......................
256%               50%              256%               50%

Class C
                                                   ---------
----------------------

November 7,

1996(a)
                                                    Year
Ended          Through
                                                   September
30,     September 30,
                                                       1998
1997
                                                   ---------
----     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............     $
14.34           $ 13.40
                                                        ----
-             -----
Income from investment operations:
Net investment income............................
 .48               .13(b)
Net realized and unrealized gain on investment
   transactions..................................
(.35)             1.98
                                                        ----
-             -----
   Total from investment operations..............
 .13              2.11
                                                        ----
-             -----
Less distributions:
Dividends from net investment income.............
(.21)             (.39)
Distributions from net realized gains............
(1.04)             (.78)
                                                        ----
-             -----
   Total distributions...........................
(1.25)            (1.17)
                                                        ----
-             -----
Net asset value, end of period...................     $
13.22           $ 14.34
                                                        ----
-             -----
                                                        ----
-             -----
TOTAL RETURN(d)..................................
1.10%            16.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..................     $
284           $     5
Average net assets (000).........................     $
118           $     1
Ratios to average net assets:
   Expenses, including distribution fees.........
2.03%             2.06%(c)
   Expenses, excluding distribution fees.........
1.03%             1.06%(c)
   Net investment income.........................
2.04%             1.94%(c)
   Portfolio turnover rate.......................
256%               50%

---------------
(a) Commencement of offering of Class A, B and C shares.
(b) Calculated based upon weighted average shares
outstanding during the year.
(c) Annualized.
(d) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total return for periods of less than a
full year are not
    annualized. Total return includes the effect of expense
subsidies where
    applicable.
------------------------------------------------------------
--------------------
*See Note 7.                           19
See Notes to Financial Statements.

                                    THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.*
Financial Highlights                PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------
--------------------

Class Z
                                                    --------
---------------------------------------------------

Year Ended September 30,
                                                    --------
---------------------------------------------------
                                                      1998
1997         1996         1995        1994
                                                    --------
--------     --------     --------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............   $  14.45
$  13.01     $  12.46     $  10.92     $ 11.05
                                                    --------
--------     --------     --------     -------
Income from investment operations:
Net investment income............................        .38
 .39(c)       .29(a)       .33(a)      .24(a)
Net realized and unrealized gain (loss) on
   investment transactions.......................
(.12)        2.22          .81         1.54        (.12)
                                                    --------
--------     --------     --------     -------
   Total from investment operations..............        .26
2.61         1.10         1.87         .12
                                                    --------
--------     --------     --------     -------
Less distributions:
Dividends from net investment income.............
(.35)        (.39)        (.37)        (.29)       (.14)
Distributions from net realized gains............
(1.04)        (.78)        (.18)        (.04)       (.11)
                                                    --------
--------     --------     --------     -------
   Total distributions...........................
(1.39)       (1.17)        (.55)        (.33)       (.25)
                                                    --------
--------     --------     --------     -------
Net asset value, end of period...................   $  13.32
$  14.45     $  13.01     $  12.46     $ 10.92
                                                    --------
--------     --------     --------     -------
                                                    --------
--------     --------     --------     -------
TOTAL RETURN(b)..................................
2.12%       21.34%        9.11%       17.66%       1.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..................   $161,838
$158,672     $153,588     $133,352     $81,176
Average net assets (000).........................   $177,443
$154,199     $142,026     $104,821     $58,992
Ratios to average net assets:
   Expenses, including distribution fees.........
1.03%        1.06%        1.00%(a)     1.00%(a)    1.00(a)
   Expenses, excluding distribution fees.........
1.03%        1.06%        1.00%(a)     1.00%(a)    1.00(a)
   Net investment income.........................
2.99%        2.94%        3.09%(a)     3.53%(a)    3.06(a)
   Portfolio turnover rate.......................
256%          50%          51%          30%         40%

---------------
(a) Net of expense subsidy.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total return for periods of less than a
full year are not
    annualized. Total return includes the effect of expense
subsidies where
    applicable.
(c) Calculated based upon weighted average shares
outstanding during the year.
------------------------------------------------------------
--------------------
*See Note 7.                           20
See Notes to Financial Statements.

                                    THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.*
Report of Independant Accountants   PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------
--------------------
The Shareholders and Board of Directors of
The Prudential Investment Portfolios, Inc.--Prudential
Active Balanced Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Prudential Investment
Portfolios, Inc.--Prudential Active Balanced Fund (the 'Fund,' one of the portfolios constituting The Prudential Investment Portfolios, Inc.) (formerly the Prudential Dryden Fund--Prudential Active Balanced Fund and The Prudential
Institutional Fund--Prudential Active Balanced Fund) at September 30, 1998, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as
'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at
September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The accompanying financial highlights for each of the three periods in the period ended September 30, 1996 were audited by other independent accountants, whose opinion dated November 13,
1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
November 20, 1998
------------------------------------------------------------
--------------------
*See Note 7.                           21
See Notes to Financial Statements.

Federal Income Tax Information      THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.*
(Unaudited)                         PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you within 60 days of the
Fund's fiscal year end (September 30, 1998) as to the federal tax status of dividends and distributions paid by the Fund during such fiscal year.
Accordingly, we are advising you that in the fiscal year ended September 30,
1998, dividends paid from net investment income were $.315 per share for Class A shares, $.206 per share for Class B and Class C shares and $.35 per share for
Class Z shares, which are taxable as ordinary income. In addition, the Fund paid to Class A, B, C and Z shares a short-term capital gain distribution of $.31 which is taxable as ordinary income and a long-term capital gain distribution of
$.73 of which $.32 is taxable at 20% and $.41 is taxable at 28%.

We are required by Massachusates, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders. Please be advised that 37.6% of the dividends paid from ordinary income in the fiscal year ended September 30, 1998 qualify for each of these states' tax exclusion.

We also wish to advise you that 16.71% of the dividends paid from ordinary income in the fiscal year ended September 30, 1998 qualified for the corporate dividends received deduction available to corporate taxpayers.

In January 1999, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV
as to the federal tax status of the distributions received
by you in calendar
year 1998.
------------------------------------------------------------
--------------------
*See Note 7.                           22
See Notes to Financial Statements.

Getting The Most From Your Prudential Mutual Fund.

How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Call Option: A contract giving the holder a right to buy stocks or bonds at a predetermined price (called the strike price) before a predetermined expiration date. A buyer of a call option generally expects to benefit from a rise in the price of the stock or bond.

Collateralized Mortgage Obligations (CMOs): Pools of mortgage-backed securities sliced in maturity ranges that bear differing interest rates. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial products rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return on equity. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or mutual fund) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked for" prices of a security.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Getting The Most From Your Prudential Mutual Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative.
Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It?

Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate.
And risk can be difficult to gauge --sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

// Prudential Active Balanced Fund
-- S&P 500 Index
== Lehman Brothers
   Gov't/Corp. Bond Index

Comparing A $10,000 Investment.
--------------------------------------------------------
Prudential Active Balanced Fund vs. the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index.

Past performance is not indicative of future results. Principal and investment return will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in The
Prudential Investment Portfolios, Inc.: Prudential Active Balanced Fund (Class A, B, C, and Z shares) with similar investments in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the Lehman Brothers Government/
Corporate Bond Index (the Lehman Index) by portraying the initial account values at the commencement of operations of each class, and subsequent account values at the end of each fiscal year (September 30), as measured on a quarterly basis, beginning in 1996 for Class A, B, and C shares, and in 1993 for Class Z shares. For purposes of the graphs, and unless otherwise indicated in the accompanying tables, it has been assumed
(a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charges were deducted from the value of the investment in Class B and Class C shares, assuming full redemption on September 30, 1998; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. This conversion feature is not reflected in the graphs. Class Z shares are not subject to a sales charge or distribution fee.

The Lehman Index is a weighted index comprised of public, fixed rate, nonconvertible domestic corporate debt that is rated at least investment grade (BBB/Baa or higher) and public obligations of the U.S. Treasury. The S&P 500 Index is a market capitalization-weighted index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The Lehman Index and the S&P 500 Index are unmanaged indexes and both include the reinvestment of all income and dividends, but do not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The Lehman Index and the S&P 500 Index are not the only indexes that may be used to characterize performance of actively balanced funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

Average Annual Total
Returns - Class A
----------------------                  Class A
   With Sales Load                      (GRAPH)
  7.04% Since Inception
 -3.17% for 1 Year

  Without Sales Load
  9.98% Since Inception
  1.93% for 1 Year


Average Annual Total
Returns - Class B
-----------------------                 Class B
   With Sales Load                      (GRAPH)
  7.26% Since Inception
 -3.90% for 1 Yea

  Without Sales Load
  9.23% Since Inception
  1.10% for 1 Year

Average Annual Total
Returns - Class C
-------------------------                Class C
   With Sales Load                       (GRAPH)
  9.23% Since Inception
  0.10% for 1 Year

   Without Sales Load
  9.23% Since Inception
  1.10% for 1 Year

Average Annual Total
Returns - Class Z
--------------------------                 Class Z
   Without Sales Load                      (GRAPH)
 10.54% Since Inception
  9.96% for 5 Years
  2.12% for 1 Year

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Brian M. Storms
Louis A. Weil, III
Clay T. Whitehead

Officers
Brian M. Storms, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74437E883   74437E875   74437E867   74437E859      MF185E